TOMORROW FUNDS
                                RETIREMENT TRUST

                         A Lifecycle Retirement Program





                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1997
                                  (UNAUDITED)







                       TOMORROW LONG-TERM RETIREMENT FUND

                     TOMORROW MEDIIUM-TERM RETIREMENT FUND

                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS

Chairman's Letter .........................................................    1
Ten Largest Holdings ......................................................    2
(Schedules of Investments)
    Tomorrow Long-Term Retirement Fund ....................................    3
    Tomorrow Medium-Term Retirement Fund ..................................   11
    Tomorrow Short-Term Retirement Fund ...................................   21
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   29
Statements of Changes in Net Assets .......................................   30
Notes to Financial Statements .............................................   31
Financial Highlights ......................................................   36

DEAR SHAREHOLDER:

     The bull market roared ahead in the second quarter on the strength of rising corporate profits and favorable economic news. Signs of inflation were nonexistent and the Fed kept interest rates stable following a slight tightening in February. The combination of these extremely favorable conditions resulted in further increases in equity valuations.

     The recent trend favoring growth oriented stocks over value for the large capitalization portion of the universe continued during the quarter. In contrast, smaller capitalization value stocks tended to outperform their growth oriented counterparts. The banking and pharmaceutical sectors posted the highest returns.

     The Tomorrow Long-Term and Medium-Term Funds consist of a blended mix of domestic and international equities, and fixed income instruments, with the largest allocation being towards domestic equities. The asset mix of the Tomorrow Short-Term Fund also includes domestic equities and fixed income securities but does not include any international securities. The weighting between fixed income securities and equities in the Short-Term Fund is being adjusted so that going forward, fixed income securities will represent the majority of assets in the Fund. These Funds utilize a disciplined strategy that seeks to outperform the respective benchmark of each fund while minimizing investment risk and remaining sector neutral. The amount invested in each capitalization class depends on the time horizon of the Fund. Variations in performance among Funds are due to the differing proportion invested in small, medium, and large capitalization stocks. The longer the time horizon, the riskier the mix of assets will be. Recent performance reflects the Funds' long term goal of reducing volatility. While this disciplined strategy tends to perform well over full market cycles, it has underperformed in the recent environment of a sharply rising domestic equity market whose performance has been dominated by the largest capitalization stocks.

     Weiss, Peck & Greer remains committed to helping you invest wisely prior to and during your retirement. The Tomorrow Retirement Funds were created to simplify investment decision making consistent with sound investment practice. As always, our goal remains to do our best to help our clients achieve their long-term investment goals.

                                        Sincerely,



                                        /s/ Roger J. Weiss
                                        Roger J. Weiss
                                        Chairman of the Board
                                        July 22, 1997

TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT JUNE 30, 1997* (UNAUDITED)





                                                         MARKET            PERCENT
LONG-TERM RETIREMENT                                     VALUE             OF FUND
--------------------                                     -----             -------

US Treasury Note
        5.500%, Due 11/15/98 .................         $  189,865             6.2%
US Treasury Note
        6.500%, Due 8/15/05 ..................            157,556             5.1%
BT EAFE Equity Index Fund ....................            145,778             4.7%
Standard & Poor's Depositary
        Receipt ..............................            140,329             4.5%
US Treasury Note
        7.000%, Due 7/15/06 ..................            128,594             4.2%
Exxon Corp ...................................            114,390             3.7%
US Treasury Bond
        6.875%, Due 8/15/25 ..................             55,206             1.8%
3COM Corp ....................................             48,825             1.6%
Pioneer Hi Bred International ................             48,880             1.6%
PG & E Corp ..................................             39,940             1.3%
                                                      -----------            -----
                                                       $1,069,363            34.7%
                                                       ==========            ====


SHORT-TERM RETIREMENT
---------------------
US Treasury Note
        6.500%, Due 8/15/05 ..................         $1,639,381            12.9%
US Treasury Note
        5.500%, Due 11/15/98 .................          1,511,965            12.0%
US Treasury Note
        7.000%, Due 7/15/06 ..................            550,381             4.3%
US Treasury Bond
        6.875%, Due 8/15/25 ..................            411,537             3.2%
Standard & Poor's Depositary
        Receipt ..............................            297,790             2.4%
US Treasury Note
        6.500%, Due 5/31/01 ..................            170,930             1.4%
Royal Dutch Petroleum Co ADR .................            160,515             1.3%
British Aerospace Fin 144A
        7.500%, Due 7/01/27 ..................            128,623             1.0%
GMAC 1995-A
        7.150%, Due 3/15/00 ..................            122,843             1.0%
Morgan Stanley Group
        6.875%, Due 3/01/07 ..................            117,820             0.9%
                                                       ----------            -----
                                                       $5,111,785            40.4%
                                                       ==========            ====


                                                         MARKET            PERCENT
MEDIUM-TERM RETIREMENT                                   VALUE             OF FUND
----------------------                                   -----             -------

US Treasury Note
        5.500%, Due 11/15/98 .................         $  909,565             9.2%
US Treasury Note
        6.500%, Due 8/15/05 ..................            860,575             8.8%
BT EAFE Equity Index Fund ....................            510,987             5.2%
US Treasury Note
        7.000%, Due 7/15/06 ..................            421,788             4.3%
Standard & Poor's Depositary
        Receipt ..............................            406,591             4.1%
US Treasury Bond
        6.875%, Due 8/15/25 ..................            213,799             2.2%
Exxon Corp ...................................            189,789             1.9%
Royal Dutch Petroleum Co ADR .................            155,730             1.6%
US Treasury Note
        6.500%, Due 5/31/01 ..................            115,629             1.2%
Intel Corp ...................................            113,450             1.2%
                                                       ----------            -----
                                                       $3,897,903            39.7%
                                                       ==========            ====



* The composition of the largest securities in each porfolio is subject to change.

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                       TOMORROW LONG-TERM RETIREMENT FUND

              COMMON STOCKS (66.3%)
              BASIC MATERIALS (2.6%)
    900       Quaker Chemical Corp ...............................       $15,638
  2,264      +Amax Gold Inc ......................................        13,867
     34       Vulcan Materials Co ................................         2,669
     24       Dow Chemical Co ....................................         2,091
     59       IMC Global Inc .....................................         2,065
     37       Consolidated Papers Inc ............................         1,998
     32       Kimberly-Clark Corp ................................         1,592
     48       Allegheny Teledyne Inc .............................         1,296
     57       Barrick Gold Corp ..................................         1,254
     27       Bowater Inc ........................................         1,249
    130       Ethyl Corp .........................................         1,202
     40       Georgia Gulf Corp ..................................         1,162
     59       Wausau Paper Mills Co ..............................         1,114
     11       Phelps Dodge Corp ..................................           937
     70       Lawter International Inc ...........................           884
    224       Armco Inc ..........................................           868
     35       Schulman Inc .......................................           862
     22       Olin Corp ..........................................           859
     11       Aluminum Company of America ........................           829
     54       Calgon Carbon Corp .................................           749
     10       Reynolds Metals Co .................................           712
     13       Crown Cork & Seal Inc ..............................           695
     17       Florida Rock Industries ............................           691
     42       Placer Dome Inc ADR ................................           688
     12       Ameron Inc .........................................           679
     12       Nucor Corp .........................................           678
     39       Wellman Inc ........................................           678
     30       Crompton & Knowles Corp ............................           667
     12       Champion International Corp. .......................           663
     10       BetzDearborn Inc. ..................................           660
     17       Ferro Corp .........................................           630
     10       NCH Corp ...........................................           625
     10       Petrolite Corp .....................................           619
     25       Stephan Chemical Co ................................           616
     14      +Tremont Corp .......................................           614
     19       Dexter Corp ........................................           608
     13       Carpenter Tech Corp ................................           595
    101       Battle Mountain Gold Co ............................           574
     17       Chesapeake Corp ....................................           574
     20       Learonal Inc .......................................           570
     16       USX US Steel Group .................................           561
     11       International Flavors & Fragrances Inc .............           555
     14       Cambrex Corp .......................................           555
     29       RPM Inc ............................................           533
     23       Gencorp Inc ........................................           532
     25       Glatefelter (Ph) Co ................................           500
     12       Newmont Mining Corp ................................           468
     12       Minerals Technologies Inc. .........................           450

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                  TOMORROW LONG-TERM RETIREMENT FUND(continued)

     12       Chemed Corp ........................................       $   449
     12       James River Corp of Virginia .......................           444
     21       Engelhard Corp .....................................           440
     13       Liqui-Box Corp .....................................           439
     80       Hecla Mining Co ....................................           430
     10       Cleveland Cliffs Inc ...............................           407
     16       Mosinee Paper Corp .................................           392
     67      +PT Tri Polyta Indonesia ADR ........................           385
     14       Grief Bros Corp Cl A ...............................           378
     12       Westvaco Corp ......................................           377
     24       Tuscarora Inc ......................................           375
     15       Cyprus Amax Minerals Co. ...........................           368
     12       Sonoco Products Co .................................           365
     27      +Coeur D'Alene Mines Corp ...........................           349
     12       Ashland Coal Inc ...................................           342
     11       Inco Ltd ...........................................           331
     24       Homestake Mining Co ................................           314
     15       Brush Wellman Inc. .................................           314
     15       Worthington Industries Inc. ........................           275
     10       Chemfirst Inc ......................................           271
     25      +Bethlehem Steel Corp. ..............................           261
     10       Inland Steel Industries Inc ........................           261
     12       Oregon Steel Mills .................................           239
     37       Echo Bay Mines Ltd .................................           213
    229      +Sunshine Mining & Refining .........................           157
     10       Sealright Co .......................................           120
      7       Unisource Worldwide Inc ............................           112
      3       Deltic Timber Corp .................................            88
      3       Mississippi Chemical Corp ..........................            62
      2       Primex Technologies ................................            43
                                                                        --------
                                                                          79,176
                                                                        --------
              CONSUMER CYCLICAL (9.8%)
    647      +Fred Meyer Inc .....................................        33,442
    900       Chrysler Corp ......................................        29,531
    537       May Department Stores Co ...........................        25,373
    750      +Vitesse Semiconductor Corp .........................        24,516
  2,674      +American Media Inc. ................................        18,718
    700      +Mirage Resorts Inc. ................................        17,675
    200       Nike Inc. Cl B .....................................        11,675
    527       Russ Berrie & Co Inc ...............................        11,561
    300       King World Productions Inc .........................        10,500
    124       Eastman Kodak Co ...................................         9,517
    340       TJX Companies Inc ..................................         8,968
    200       Callaway Golf Co ...................................         7,100
     94       CVS Corp ...........................................         4,817
    668       Uno Restaurant Corp ................................         4,718
    222       Walbro Corp. .......................................         4,496
    349       Stride Rite Corp ...................................         4,493
    300      +Office Max Inc. ....................................         4,331
    100      +Williams Sonoma Inc. ...............................         4,275


                       See notes to financial statements                 Page 3



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                       TOMORROW LONG-TERM RETIREMENT FUND (continued)


    200       International Game Tech ............................       $ 3,550
     33       Penney (J.C.) & Co, Inc. ...........................         1,722
     40       Gap Inc. ...........................................         1,555
     50      +Viacom Inc. Cl B ...................................         1,500
    100       Champion Enterprises Inc ...........................         1,487
     27       Dayton Hudson Corp .................................         1,436
     30       Jones Apparel Group ................................         1,433
     38       Miller (Herman) Inc ................................         1,368
     40       Mattel Inc. ........................................         1,355
     40      +Lands' End Inc .....................................         1,185
     56       The Limited Inc ....................................         1,134
     36      +HSN, Inc ...........................................         1,125
     11       Gannet Inc .........................................         1,086
     33       Service Corp International .........................         1,085
     28      +Nine West Group Inc ................................         1,069
     21       Tiffany & Co .......................................           970
     32       Wallace Computer Services Inc. .....................           962
     30      +Fruit of the Loom Inc ..............................           930
     20       Masco Corp .........................................           835
     21       TCA Cable TV Inc ...................................           790
     17       HON Industries Inc. ................................           752
     11       Houghton Mifflin Co ................................           734
     27      +Jacobs Engineering Group Inc .......................           726
     60      +Burlington Industries Inc ..........................           720
    123       Ekco Group Inc .....................................           715
     48      +Best Buy Company Inc ...............................           714
     20       Carlisle Companies Inc .............................           697
     29      +International Dairy Queen Inc Cl A .................           696
     16       Belo (AH) Corp .....................................           666
     38       Fingerhut Companies Inc. ...........................           663
     12       Fluor Corp .........................................           662
     13       Rite Aid Corp. .....................................           648
     22       Meredith Corp ......................................           638
     29       Osh Kosh B'Gosh Cl A ...............................           631
    224      +Intelligent Electronics Inc. .......................           630
     22       Banta Corp. ........................................           597
     10       McGraw-Hill Companies Inc ..........................           588
     20       McClatchy Newspapers Cl A ..........................           588
     48       K Mart Stores ......................................           588
     12       McDonald's Corp. ...................................           580
     16       La Z Boy Inc .......................................           576
     29      +AnnTaylor Stores Corp ..............................           566
     18       Fab Industries Inc .................................           564
     10       Tandy Corp .........................................           560
     10       Whirlpool Corp .....................................           546
     11       New York Times Co Cl A .............................           544
     16       John Wiley & Sons ..................................           542
     16       Genuine Parts Co ...................................           542
     11       Chris Craft Industries Inc .........................           531
     50       Crown Crafts Inc ...................................           525
     13       National Presto Industries .........................           524


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                       TOMORROW LONG-TERM RETIREMENT FUND (continued)

     12       South Down Inc .....................................       $   524
     20       Longs Drug Stores ..................................           524
     26       Sturm Ruger & Co Inc ...............................           510
     18       Bassett Furniture Industries Inc. ..................           510
     14       Circuit City Stores ................................           498
     49       Syms Corp ..........................................           487
     37      +Johnson Worldwilde Association Inc Cl A ............           476
     10       Harcourt General ...................................           476
     35       Falcon Products Inc ................................           470
     18       Maytag Corp ........................................           470
     12       Plenum Publishing Corp .............................           462
     23       Luby's Cafeterias Inc. .............................           459
     14       Puerto Rican Cement Inc ............................           456
     16       Hasbro Inc .........................................           454
     11       Dow Jones & Co Inc .................................           442
     13      +Avatar Holdings Inc ................................           436
     26       Donnelly Corp ......................................           436
     16       Unitog Co ..........................................           432
     20       Apogee Enterprises Inc .............................           430
     36      +Playboy Enterprises Inc Cl B .......................           416
     22       Duty Free International DFI Inc ....................           413
     15      +Mac Frugals Bargains Closeout ......................           409
     22       AMC Entertainment Inc ..............................           404
     18       Cooper Tire & Rubber ...............................           396
     11       Echlin Inc. ........................................           396
     20       Granite Construction Inc ...........................           395
     19       Guilford Mills Inc .................................           395
     18       Waverly Inc ........................................           387
     12       Starrett LS Co Cl A ................................           383
     91       Topps Co Inc .......................................           381
     10       Black & Decker Corp ................................           372
     10       American Greetings-Cl A ............................           371
     34       Nashua Corp. .......................................           370
     14       Lee Enterprises Inc. ...............................           369
     42      +Lifetime Hoan Corp .................................           368
     62      +Shoney's Inc .......................................           368
     11      +Carmike Cinemas Inc. Cl A ..........................           360
     10       Dillards Inc Cl A ..................................           346
     12       Arvin Industries Inc ...............................           327
     12       Standard Products Co ...............................           303
     32      +Buffets Inc ........................................           270
     11      +Woolworth Corp .....................................           264
     18       Hancock Fabrics Inc ................................           248
     11      +Gibson Greetings Inc ...............................           247
     17       Ladd Furniture Inc .................................           234
     75      +Service Merchandise Inc ............................           225
     10       CPI Corp ...........................................           210
     10       Viad Corp ..........................................           192
     11      +Navistar International Corp ........................           190
      3      +Payless Shoesource Inc .............................           164



Page 4                     See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     12       A.T. Cross Co Cl A .................................       $   153
     13       Ennis Business Forms ...............................           125
     38       CML Group Inc ......................................            69
                                                                       ---------
                                                                         301,008
                                                                       ---------
              CONSUMER NON CYCLICAL (5.6%)
    511       Pioneer Hi Bred International ......................        40,880
    721       Delechamps Inc .....................................        23,072
    725       Caseys General Stores Inc ..........................        15,610
    300       Philip Morris Companies Inc. .......................        13,313
    315       Universal Foods Corp ...............................        12,009
    720       Blair Corp .........................................        10,350
    200       Ross Stores Inc. ...................................         6,538
    150       Wolverine World Wide Inc ...........................         4,556
    335       WLR Foods Inc ......................................         2,722
     11       Unilever NV ADR ....................................         2,355
     27       Kellogg Co .........................................         2,312
     93       IBP Inc ............................................         2,162
     86       Archer Daniels Midland Co ..........................         2,021
     44       Anheuser- Busch Companies Inc. .....................         1,845
     28       Conagra Inc ........................................         1,796
     37       Heinz H J Co .......................................         1,707
     45       Albertsons Inc .....................................         1,643
     24       Colgate- Palmolive Co ..............................         1,566
     76       Tyson Foods Inc Cl A ...............................         1,454
     32       Sysco Corp .........................................         1,168
     43       International Multifoods Corp ......................         1,080
     22       Lancaster Colony Corp ..............................         1,064
     63       Flowers Industries Inc .............................         1,059
     64       Ruddick Corp .......................................         1,056
     23       Quaker Oats Co. ....................................         1,032
     11       CPC International Inc. .............................         1,015
     35       UST Inc. ...........................................           971
     19       Tambrands Inc. .....................................           948
     11       Ralston Purina Co ..................................           904
     33       Church & Dwight Co Inc .............................           883
     13       General Mills Inc ..................................           847
     42       Genovese Drugs Stores ..............................           827
     24       Stanhome Inc .......................................           789
     11       Avon Products Inc ..................................           776
     18       Dean Foods Co. .....................................           727
     27       Premark International ..............................           722
     27       Coors (Adolph) Cl A ................................           719
     24       Kroger Co ..........................................           696
     19       Hannaford Brothers Co ..............................           676
     12       Hershey Foods Corp .................................           664
     13       Tootsie Roll Industries ............................           578
     14       Dreyers Grand Ice Cream Inc ........................           553
     11       American Stores Co .................................           543
     14      +Canandaigua Wine Inc Cl B ..........................           502
     56       Bridgeford Foods Corp ..............................           497


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     45       Cash America International Inc. ....................       $   472
     25       Goodmark Foods Inc .................................           469
     21       Nash Finch Corp ....................................           465
     17       Whitman Corp .......................................           430
     21       Lance Inc ..........................................           402
     23       Strawbridge & Clothier .............................           374
     10       Giant Food Inc Cl A ................................           326
     16       Arbor Drugs Inc ....................................           322
     14       First Brands Corp ..................................           321
     13       Smart & Final Inc ..................................           319
     17       Savannah Foods & Industries ........................           299
     14       Michael Foods Inc ..................................           259
     10       Rykoff-Sexton Inc ..................................           233
     10       Dial Corp ..........................................           156
                                                                        --------
                                                                         174,054
                                                                        --------

              ENERGY (7.9%)
  1,860       Exxon Corp .........................................       114,390
    422       Atlantic Richfield Co. .............................        29,751
    420       Royal Dutch Petroleum Co ADR .......................        22,837
    158       Mobil Corp. ........................................        11,040
    128       Chevron Corp .......................................         9,464
    323      +Tuboscope Vetco International Corp .................         6,420
    932      +Getty Petroleum Marketing ..........................         4,660
     46       Amoco Corp .........................................         3,999
    141      +Global Marine Inc ..................................         3,278
     50       Anadarko Petroleum Co ..............................         3,000
     43      +Ensco International Inc ............................         2,268
     75       Tosco Corp .........................................         2,245
     17       Schlumberger Ltd ...................................         2,125
     52      +Weather Ford Enterra Inc ...........................         2,002
     35       Phillips Petroleum Co. .............................         1,531
     58      +Nabors Industries Inc ..............................         1,450
     13       Texaco Inc .........................................         1,414
     23      +Smith International Inc ............................         1,397
     49       Occidental Petroleum Corp ..........................         1,228
     36       USX-Marathon Group .................................         1,040
    148      +Harken Energy Corp .................................         1,036
     18      +BJ Services Co. ....................................           965
     20       Triton Energy Ltd ..................................           916
     24       Parker & Parsley Petroleum Co ......................           849
     23       Valero Energy Corp .................................           834
     19       Williams Companies Inc .............................           831
     53       Quaker St Corp .....................................           808
     14       Helmerich & Payne Inc. .............................           807
     10       Halliburton Co. ....................................           793
     24       Mapco Inc ..........................................           756
     39       Berry Petroleum Cl A ...............................           741
     13       Coastal Corp .......................................           691
     11       Amerada Hess Corp. .................................           611


                       See notes to financial statements                 Page 5





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     64       Ranger Oil Ltd. ....................................       $   596
     14       National Fuel Gas Co ...............................           587
     31       Wiser Oil Co .......................................           572
     17       Ultra Diamond Shamrock Corp. .......................           555
     11       Murphy Oil Corp ....................................           536
     16       Sun Co Inc .........................................           496
     11       Burlington Resources Inc ...........................           485
     34      +HS Resources Inc ...................................           480
     12       Baker Hughes Inc ...................................           464
     30      +Crown Central Petroleum Cl A .......................           439
     14       Vintage Petroleum Inc ..............................           430
     19       CTG Resources Inc ..................................           418
     16       Holly Corp .........................................           397
     12      +Varco International Inc ............................           387
     27      +Parker Drilling Co .................................           300
     10      +Barrett Resources Corp .............................           299
     15      +Pool Energy Services Co ............................           272
     10       Oryx Energy Co .....................................           211
     13      +Plains Resources Inc ...............................           192
     10       Santa-Fe Energy Resources ..........................           147
     11      +Hondo Oil & Gas Co .................................            78
                                                                       ---------
                                                                         244,518
                                                                       ---------

              FINANCE (7.4%)
    722       American Federal Bank ..............................        23,285
  1,027       State Auto Financial Corp ..........................        23,108
    530       Southtrust Corp ....................................        21,929
    220       Progressive Corp ...................................        19,140
    100       Cigna Corp .........................................        17,750
    300       Charter One Financial ..............................        16,162
    220       Comerica Inc .......................................        14,960
    230       Commerce Bancshares Inc ............................        10,407
    100       American National Insurance Co. ....................         8,925
    200       Provident Financial Group Inc ......................         8,550
     90       Paine Webber Group Inc .............................         3,150
     30       Summit Bankcorp ....................................         1,504
     21       Lincoln National Corp Ltd. .........................         1,352
     39       Keystone Financial Inc .............................         1,219
     30       Mercantile Bankshares Corp .........................         1,200
     86       Hibernia Corp Cl A .................................         1,199
     18       U.S. Bancorp .......................................         1,154
     11       Transatlantic Holdings Inc .........................         1,092
     40       HCC Insurance Holdings Inc .........................         1,068
     22      +Policy Management Systems Corp .....................         1,034
     10       Loews Corp .........................................         1,001
     20       AFLAC Inc ..........................................           945
     14       Chubb Corp .........................................           936
     20       UNUM Corp ..........................................           840
     18       Wilmington Trust Co ................................           823
     33       City National Corp .................................           794

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     17       Pacific Century Financial ..........................       $   786
     23       American Heritage Life Investors ...................           759
     21       New York Bancorp Inc ...............................           730
     15       Forest City Enterprises Inc Cl A ...................           716
     16       Dauphin Deposit Corp ...............................           713
     11       Frontier Insurance Group Inc .......................           712
     27       Mid America Bancorp ................................           677
     18       RLI Corp ...........................................           656
     13       Merchants New York Bancorp .........................           637
     23       Magna Bancorp Inc ..................................           630
     15       American Financial Enterprise Inc ..................           630
     12       National City Corp .................................           630
     30       Heritage Financial Service Inc .....................           619
     16       BSB Bancorp Inc ....................................           612
     15      +Medical Assurance Inc ..............................           609
     12       Protective Life Corp ...............................           603
     14       United Bankshares Inc ..............................           592
     14       National City Bancshares Inc .......................           581
     34       Hilb, Rogal & Hamilton Co ..........................           578
     15       Community First Bankshares .........................           576
     20       Suffolk Bancorp ....................................           575
     11       United Carolina Bancshares .........................           572
     15       First Western Bancorp Inc ..........................           566
     14       First Financial Bancorp ............................           564
     15       Trenwick Group Inc .................................           563
     14       Acordia Inc ........................................           560
     13       First United Bancshares Inc ........................           556
     21       First Source Corp ..................................           556
     14       Wesbanco Inc .......................................           555
     13       Student Loan Corp ..................................           552
     11       Midland Co .........................................           550
     10       US Bancorp Inc .....................................           545
     24       Baldwin & Lyons Inc ................................           543
     33       Crawford & Co ......................................           536
     20       Fulton Financial Corp ..............................           535
     11       Banc One Corp ......................................           533
     11       Selective Insurance Group ..........................           533
     13       Liberty Corp .......................................           530
     14       Gallagher (Arthur J.) & Co .........................           529
     18       Hubco Inc ..........................................           522
     12       JSB Financial Inc ..................................           519
     14       Poe & Brown Inc ....................................           518
     11       Fort Wayne National Corp ...........................           517
     13       Albank Financial Corp ..............................           514
     13       Susquehanna Bancshares Inc .........................           510
     13       Firstbank Ill Co ...................................           509
     12       Whitney Holding Corp ...............................           507
     18       F & M Bancorp Frederick Md .........................           499
     10       Hancock Holding Co .................................           490
     10       Horace Mann Educator ...............................           490
     23       First Commonwealth Financial Corp ..................           489



Page 6                     See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     18       Zenith National Insurance ..........................       $   486
     12       CNB Bancshares Inc .................................           486
     16       First Merchants Corp ...............................           484
     22       National Commerce Bancorp ..........................           484
     11       BT Financial Corp ..................................           481
     12       Associated Banc Corp ...............................           474
     11       UMB Financial Corp .................................           474
     14       National Penn Bancshares Inc .......................           472
     14       S&T Bancorp Inc ....................................           469
     10       Safeco Corp ........................................           467
     10       Banknorth Group Inc ................................           463
     11       One Valley Bancorp Inc .............................           462
     19       SEI Investment Co ..................................           458
     11       Farmers Capital Bank Corp ..........................           457
     15       First Michigan Bank Corp ...........................           454
     22       NYMagic Inc ........................................           454
     11       First Commercial Corp ..............................           452
     12       First Financial Corp ...............................           447
     36       EMC Insurance Group Inc ............................           446
     13       Citizens Banking Corp Michigan .....................           445
     15      +UICI ...............................................           442
     14       Deposit Guaranty Corp ..............................           441
     16       Brenton Banks Inc ..................................           440
     24       Mid Am Inc .........................................           438
     14       Bank of Granite Corp ...............................           423
     14       Argonaut Group Inc .................................           413
     18       Trustco Bank Corp ..................................           385
     13       Bancorp South Inc ..................................           377
     40       Gainsco Inc ........................................           375
     17       CBT Corp ...........................................           372
     13       Corus Bankshares Inc ...............................           367
     10       Tompkins County Trustco Inc ........................           358
     13       USF&G Corp .........................................           312
     11       Valley National Bancorp ............................           298
      3      +SLH Corp ...........................................           231
     10       First Commercial Bancshares ........................           229
     12       ALFA Corp ..........................................           166
     20      +Citizens Inc Cl A ..................................           153
      2       Conseco Inc ........................................            74
                                                                       ---------
                                                                         228,719
                                                                       ---------
              HEALTH (5.6%)
    341       Amgen Inc. .........................................        19,821
    172       Bristol-Myers Squibb Co. ...........................        13,932
    500      +Genzyme Corp .......................................        13,875
    222       Corning Inc ........................................        12,349
    100       Lilly Eli & Co .....................................        10,931
    142       American Home Products Corp. .......................        10,863
    230      +Vencor Inc .........................................         9,948


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

    242       Columbia Healthcare Corp ...........................       $ 9,514
    226       Pharmacia & Upjohn Inc .............................         7,853
    331      +Tecnol Medical Products Inc. .......................         7,365
    260      +Healthsouth Corp ...................................         6,484
    200      +NBTY Inc ...........................................         5,600
    100       Biogen Inc. ........................................         3,387
     66       Schering-Plough Corp. ..............................         3,160
     24       Warner Lambert Co ..................................         2,982
     57      +Forest Laboratories Inc ............................         2,362
     40       Cardinal Health Inc ................................         2,290
    125       Mylan Laboratories Inc .............................         1,844
     53      +Centocor Inc .......................................         1,646
     77      +Horizon/CMS Healthcare Corp ........................         1,545
     81      +Nellcor Inc ........................................         1,468
     72      +Value Health Inc. ..................................         1,458
     30       Beckman Instruments Inc ............................         1,447
    103      +Perrigo Co .........................................         1,288
     19      +Boston Scientific Corp .............................         1,167
     41       Bergen Brunswig Corp ...............................         1,143
     38       Tenet Healthcare Corp ..............................         1,123
     25      +Watson Pharmaceuticals .............................         1,056
     15      +Pacificare Health Systems Cl B .....................           958
     31      +Foundation Health Systems Cl A .....................           940
    100      +Liposome Inc .......................................           894
     28       Diagnostic Products ................................           884
     18       Dentsply International Inc. ........................           882
     37      +Humana Inc .........................................           856
     39       Carter Wallace Inc .................................           697
     47      +Novacare Inc .......................................           652
     25       Pall Corp ..........................................           581
     11       Bausch & Lomb Inc ..................................           518
     18       West Inc ...........................................           515
     17      +ALZA Corp ..........................................           492
     11      +Advanced Technology Laboratories ...................           473
     12       Bard (CR) Inc ......................................           436
     12       Seafield Capital Corp ..............................           429
     11       Mallinckrodt Inc. ..................................           418
     22       Biomet Inc. ........................................           410
     17       Acuson Corp. .......................................           391
     10      +St. Jude Medical Inc. ..............................           390
     12       Allergan Inc. ......................................           382
     21       Kinetic Concepts Inc ...............................           378
     37      +Medco Research Inc .................................           356
     16      +Datascope Corp .....................................           314
     33       Epitope Inc ........................................           260
     14      +Beverly Enterprises Inc. ...........................           228
     15      +Advanced Magnetics Inc .............................           163
      5      +Covance Inc ........................................            97
                                                                      ----------
                                                                         171,895
                                                                      ----------


                       See notes to financial statements                 Page 7


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

              INDUSTRIAL (5.5%)
    821       Wackenhut Corp .....................................       $19,704
    525       Raymond Corp .......................................        17,145
    823       X-Rite Inc .........................................        15,637
    200       General Electric Co ................................        13,075
    926       Dames & Moore Inc ..................................        11,459
    327       Tejon Ranch Co. ....................................         6,213
    326      +Vallen Corp ........................................         5,950
    224       True North Communications ..........................         5,544
    318       Commercial Intertech Corp ..........................         4,432
     90       Equifax, Inc. ......................................         3,347
     54       Omnicom Group Inc ..................................         3,328
     28       Minnesota Mining & Manufacturing Co ................         2,856
     33      +HFS Inc ............................................         1,914
     36      +Healthcare Compare Corp ............................         1,886
     42       Hubbell Inc Cl B ...................................         1,848
     42       First Data Corp ....................................         1,845
     70       Westinghouse Electric Corp .........................         1,619
     46       Waste Management Inc ...............................         1,478
     31      +Fiserv Inc .........................................         1,383
     24       Emerson Electric Co. ...............................         1,322
     34       Kelly Services Inc Cl A ............................         1,067
     40       Dun & Bradstreet Corp ..............................         1,050
     28       Dresser Industries Inc .............................         1,043
     25       Molex Inc ..........................................           913
     18      +Volt Information Sciences Inc ......................           909
     15       Deere & Co .........................................           823
     47      +Allied Waste Industries Inc ........................           817
     14       Tredegar Industries Inc ............................           777
     19       Paychex Inc ........................................           722
     34       McGrath Rent Corp ..................................           697
     10       Tyco International Ltd .............................           696
     22       Teleflex Inc .......................................           688
     18       Donaldson Co Inc ...................................           684
     17      +Christiana Companies ...............................           678
     11       Parker Hannifin Corp ...............................           668
     21      +CSS Industries Inc .................................           664
     14       Gleason Corp .......................................           651
     26       Amcast Industrial Corp .............................           650
     10       Nordson Corp .......................................           642
     20       Trinity Industries Inc .............................           635
     19       IDEX Corp ..........................................           627
     42       Rollins Truck Leasing Corp .........................           625
     19       Pentair Inc ........................................           625
     18       Keystone International Inc .........................           624
     47       Graphic Industries .................................           623
     21       Baldor Electric Co .................................           621
     10       Dover Corp .........................................           615
     10       Interpublic Group of Companies Inc .................           613

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     95      +Handleman Co .......................................       $   606
     14       Stone & Webster Inc ................................           598
     19       Standard Register Co ...............................           582
     16       Applied Industrial Technologies Inc ................           576
     35       ADVO Inc ...........................................           569
     10       TRW Inc. ...........................................           568
     20      +Littelfuse Inc. ....................................           565
     19       Modine Manufacturing Co. ...........................           565
     54       Blessings Corp .....................................           564
     10       NACCO Industries Inc Cl A ..........................           564
     24       Ametek Inc .........................................           564
     36       Kaman Corp CL A ....................................           554
     19       Brady W H Co .......................................           551
     12       MacDermid Inc ......................................           550
     20       Lawson Products Inc ................................           540
     23       Landauer Inc .......................................           533
     16       Tennant Co .........................................           532
     27       Penn Engineering & Manufacturing Corp ..............           530
     11       Fisher Scientific International ....................           522
     13       Hughes Supply Inc ..................................           520
     26       ABM Industries Inc .................................           502
     17       Durco International Inc. ...........................           497
     10       Kaydon Corp ........................................           496
     25       Sevenson Environmental Services ....................           487
     18       Varlen Corp ........................................           484
     16       American List Corp. ................................           482
     18       International Aluminum Corp ........................           477
     46      +Thermo Fibertek Inc ................................           471
     33       Laidlaw Inc Cl B ...................................           456
     14       Commercial Metals ..................................           452
     28       Oil-Dri Corp America ...............................           450
     24       Brown Group Inc ....................................           449
     11       Stanley Works ......................................           440
     26       Sotheby's Holdings Cl A ............................           439
     31      +Information Resources Inc ..........................           438
     23      +Osmonics Inc .......................................           424
     10      +Ceridian Corp ......................................           422
     14       Graco Inc ..........................................           422
     10       Cognizant Corp .....................................           405
     12       Butler Manufacturing Co ............................           397
     20       Alico Inc ..........................................           392
     18      +Lydall Inc .........................................           380
     11       Robbins & Myers Inc. ...............................           358
     56      +Insituform Technologies Cl A .......................           343
     10       Deluxe Corp ........................................           341
     14       Harland Co. ........................................           319
     13       Watts Industries Inc Cl A ..........................           312
     45       UNR Industries Inc .................................           309


Page 8                       See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     18      +Cuno Inc ...........................................       $   301
     10       Standex International Corp .........................           300
     13       American Business Products .........................           296
     10       McDermott International Inc ........................           292
     12       Albany International Corp Cl A .....................           270
     10       EG&G Inc ...........................................           225
     13       Cadmus Communications Corp .........................           202
     10       Lilly Industries Inc Cl A ..........................           201
     63      +Laidlaw Environmental Services .....................           189
     31      +GRC International, Inc .............................           171
      6      +Halter Marine Group Inc ............................           144
     28      +Air & Water Technology .............................            84
      3      +Echelon International Corp .........................            68
      3      +ACNielson Corp .....................................            59
                                                                       ---------
                                                                         168,231
                                                                       ---------

              REAL ESTATE INVESTMENT TRUST (1.7%)
    932       Getty Realty Corp ..................................        16,427
  1,106       United Dominion Realty Trust Inc ...................        15,691
    336       Western Investment Real Estate .....................         4,662
    221       Universal Health Realty Income .....................         4,185
     67       First Union Real Estate ............................           946
     41       CRIIMI Mae Inc. ....................................           656
     13       Equity Residential Properties Trust ................           618
     22       BRE Properties Inc .................................           553
     47       IRT Property Co ....................................           552
     24       MGI Properties .....................................           529
     19       Federal Realty Investment ..........................           513
     13       National Health Investors, Inc. ....................           510
     28       LTC Properties Inc .................................           507
     20       American Health Properties .........................           502
     22       Penn Real Estate Investment ........................           494
     29       Kranzco Realty Trust SBI ...........................           493
     15       Omega Healthcare Investors Inc .....................           490
     20       Health Care, Inc ...................................           486
     31       Commercial Net Lease Realty ........................           475
     33       Burham Pacific Properties Inc ......................           454
     42       Berkshire Realty Co ................................           446
     20       Nationwide Health ..................................           440
     18       Allied Capital Commercial Corp .....................           432
     12       Taubman Centers Inc ................................           159
      5      +Wellsford Real Properties ..........................            55
    233       CRI Liquidating Inc ................................            26
                                                                        --------
                                                                          51,301
                                                                        --------

              TECHNOLOGY (11.5%)
  1,085      +3Com Corp .........................................        48,825
    200       Intel Corp .........................................        28,363
    200       +Microsoft Corp ....................................        25,275
    460       Sprint Corp ........................................        24,207

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

    400      +Lattice Semiconductor Corp .........................       $22,600
    442      +Compuware Corp .....................................        21,105
    200      +Novellus Systems Inc ...............................        17,300
    900      +Nextel Communications Inc Cl A ....................        17,044
    530      +Atmel Corp .........................................        14,840
    118      +Dell Computer Corp .................................        13,858
  1,300      +Chips & Technologies Inc ...........................        13,488
    300       Southern New England Telecommunications ............        11,663
    200      +Comverse Technology Inc. ...........................        10,400
    216       GTE Corp ...........................................         9,477
    200      +SunGard Data Systems ...............................         9,300
    161      +Keane Inc ..........................................         8,372
  1,141      +AST Research Inc ...................................         6,026
    100       BMC Software, Inc ..................................         5,537
    200      +American Management Systems Inc ....................         5,350
    130      +ADC Telecommunications Inc .........................         4,339
     80       Boeing Co ..........................................         4,245
    140       Analog Devices Inc. ................................         3,719
    239      +Trident Microsystems Inc ...........................         2,689
     33       McDonnell Douglas Corp .............................         2,260
     44       US West Inc ........................................         1,658
     39       Century Telephone Enterprises ......................         1,314
     24       Raytheon Co ........................................         1,224
     35       Alltel Corp ........................................         1,170
     42      +Structural Dynamics Research Corp ..................         1,103
     83       Sensormatic Electronics Corp .......................         1,069
     22      +Litton Industries Inc ..............................         1,063
     20      +Stratus Computer Inc. ..............................         1,000
     13       Thiokol Corp .......................................           910
     10       Eaton Corp .........................................           873
     14       SBC Communications .................................           866
     11       Honeywell Inc. .....................................           835
     11       CTS Corp ...........................................           758
     21      +Esterline Technologies Corp ........................           739
     12       Fluke Corp .........................................           711
     31       Aliant Communications ..............................           604
     23       Cubic Corp .........................................           598
     84      +Borland International ..............................           583
     10       Sequa Corp Cl A ....................................           564
     17       MTS Systems Corp ...................................           518
     14      +Advanced Micro Devices Inc .........................           504
     72      +Novell Inc .........................................           500
     32       Bell Industries Inc ................................           500
     11      +Storage Technology Corp ............................           489
     14       Analysts International Corp ........................           469
     13      +Tekelec ............................................           460
     29       Daniel Industries ..................................           448
     21       Boole & Babbage Inc ................................           446


                       See notes to financial statements                  Page 9




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     11      +BRC Holdings Inc ...................................       $   418
     14       Ikon Office Solutions Inc ..........................           349
     17       Frontier Corp ......................................           339
     23      +Apple Computer Inc .................................           328
    104      +Phonetel Technologies Inc ..........................           312
     14      +Rohr Inc ...........................................           307
    162      +Executone Information Systems Inc ..................           273
     11      +Magnetek Inc .......................................           183
     21      +Unisys Corp ........................................           160
     12       Amdahl Corp ........................................           106
     12      +Intergraph Corp ....................................           102
    235      +Radius Inc .........................................            66
      2      +Quest Diagnostic Inc ...............................            41
                                                                       ---------
                                                                         355,242
                                                                       ---------
              TRANSPORTATION (0.8%)
    524       International Shipholding Corp .....................         8,941
    326      +Yellow Corp ........................................         7,294
     24       Burlington Northern Santa Fe .......................         2,157
     29       ASA Holdings Inc ...................................           830
     12      +Federal Express Corp. ..............................           693
     26       Alexander & Baldwin ................................           679
     41       Hunt J B Transportation Services Inc ...............           610
     50      +USA Truck Inc ......................................           562
     12       Caliber Systems Inc ................................           447
     44       Frozen Foods Express Industries ....................           379
     21       Arnold Industries Inc ..............................           357
     10      +Swift Transportation Co Inc ........................           295
                                                                       ---------
                                                                          23,244
                                                                       ---------

              UTILITIES (7.9%)
  1,647       PG & E Corp ........................................        39,940
    822       Duke Energy Corp ...................................        39,405
    630       New England Electric ...............................        23,310
    927       St Joseph Light & Power ............................        15,180
    727       Philadelphia Suburban Corp .........................        13,904
    727       Eastern Utilities ..................................        13,268
    352       GPU Inc ............................................        12,628
    525       Public Service Co ..................................        10,073
    329       United Water Resources Inc .........................         6,374
    228       Puget Sound Energy Inc .............................         6,042
    327      +Tuscon Electric Power Co ...........................         4,742
     32       El Paso Natural Gas ................................         1,760
     53       Florida Progress Corp ..............................         1,660
     46       CMS Energy Corp ....................................         1,621
     73       Southern Co ........................................         1,597
     45       Central Hudson Gas & Electric Corp .................         1,550
    153       Northeast Utilities ................................         1,463

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     63       Montana Power Co ...................................       $ 1,461
     67       Ohio Edison Co .....................................         1,461
     35       Enron Corp .........................................         1,428
     57       Scana Corp .........................................         1,414
     58       Potomac Electric Power .............................         1,341
     50       Boston Edison Co. ..................................         1,319
     31       Nipsco Industries ..................................         1,281
     30       Public Service Co of Colorado ......................         1,245
     32      +California Energy Inc ..............................         1,216
     61       Midamerican Energy Holdings ........................         1,056
     38       Edison International ...............................           945
     29       IPALCO Entreprises .................................           906
     34       Indiana Energy Inc .................................           831
     25       MCN Energy Group Inc ...............................           766
     59       Central Maine Power Co. ............................           730
     40       Public Service Co of New Mexico ....................           715
     25       Black Hills Corp ...................................           712
     17       Southwestern Public Service ........................           668
     32       New York State Electric & Gas ......................           668
     30       Northwestern Public Service ........................           645
     30       American Water Works ...............................           641
     29       LG & E Energy Corp .................................           640
     28       Pacificorp .........................................           616
     18       Energen Corp .......................................           606
     21       Brooklyn Union Gas Co ..............................           601
     27       Houston Industries .................................           579
     13       California Water Services Co .......................           572
     26       Nevada Power .......................................           552
     10       SJW Corp ...........................................           525
     10       Sonat Inc. .........................................           512
     20       Pennsylvania Enterprises Inc .......................           511
     13      +Tejas Gas Corp .....................................           510
     16       Idaho Power Co .....................................           502
     16       New Jersey Resources Corp ..........................           502
     13       Hawaiian Electric Industries .......................           502
     15       North Carolina Natural Gas Corp ....................           501
     12       Cilcorp Inc ........................................           494
     20       Southern California Water Co .......................           490
     14       CINergy Corp. ......................................           487
     19       SIG Corp Inc .......................................           482
     20       Atmos Energy Corp ..................................           480
     20       MDU Resources Group Inc ............................           480
     16       IES Industries Inc .................................           472
     23       AGL Resources Inc ..................................           471
     12       Wicor Inc ..........................................           467
     15       E Town Corp ........................................           463
     18       Piedmont Natural Gas Inc ...........................           462
     11       American Electric Power Co .........................           462
     10       FPL Group Inc. .....................................           461
     17       Aquarion Co ........................................           459
     28       Cascade Natural Gas Corp ...........................           458




Page 10                    See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

     19       Commonwealth Energy System .........................       $   455
     13       Eastern Enterprises ................................           452
     21       Central & South West Corp ..........................           446
     19       United Cities Gas Co ...............................           446
     20       South Jersey Industries ............................           445
     17       Northwest Natural Gas Co ...........................           445
     19       TNP Entreprise Inc .................................           441
     13       Otter Tail Power Co ................................           429
     17       Washington Gas Light Co ............................           427
     16       Bay State Gas ......................................           426
     18       Green Mountain Power ...............................           426
     19       UGI Corp ...........................................           420
     13       Oneok Inc. .........................................           418
     24       Empire District Electric ...........................           415
     12       Texas Utilities Co .................................           413
     19       Laclede Gas Co .....................................           413
     20       Madison Gas & Electric .............................           410
     12       Orange & Rockland Utilities ........................           403
     11       Dominion Resources Inc .............................           403
     12       Pacific Enterprises ................................           403
     15       WPS Resources Corp .................................           401
     18       Colonial Gas Co ....................................           379
     10       Union Electric Co. .................................           377
     12       United Illuminating ................................           371
     13       Entergy Corp .......................................           356
     17       PP & L Resources Inc ...............................           339
     13       Yankee Energy System ...............................           319
     40       Citizens Utilities Co Cl B .........................           317
     15       Western Gas Resources Inc ..........................           292
     11       Connecticut Energy Corp ............................           267
     11       Noram Energy Corp. .................................           168
     16      +Niagara Mohawk Power ...............................           137
                                                                       ---------
                                                                         243,544
                                                                       ---------
              TOTAL COMMON STOCKS
               (Cost $1,773,697) .................................     2,040,932
                                                                       ---------
              UNIT INVESTMENT TRUST (4.6%)
               (Cost $128,505)
  1,589       Standard & Poors Depositary Receipt ................       140,329
                                                                       ---------
              OPEN END INVESTMENT COMPANY (4.7%)
               (Cost $128,480)
 12,271       BT EAFE Equity Index Fund ..........................       145,778
                                                                       ---------

PRINCIPAL
AMOUNT
------
              US TREASURY OBLIGATIONS (17.7%)
              US TREASURY BOND (1.8%)
$55,000       US T-Bond 6.875% Due 8/15/25 .......................        55,206
                                                                       ---------

PRINCIPAL
AMOUNT                             SECURITY                               VALUE
------                             --------                               -----

                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)


              US TREASURY NOTES (15.9%)
$191,000      US T-Note 5.50% Due 11/15/98 .......................      $189,865
 15,000       US T-Note 6.50% Due 5/31/01 ........................        15,082
158,000       US T-Note 6.50% Due 8/15/05 ........................       157,556
125,000       US T-Note 7.00% Due 7/15/06 ........................       128,594
                                                                       ---------
                                                                         491,097
                                                                       ---------
              TOTAL US TREASURY OBLIGATIONS
                (Cost $546,980) ..................................       546,303
                                                                       ---------
              TOTAL INVESTMENTS (93.3%)
                (Cost $2,577,662) ................................     2,873,342

               OTHER ASSETS IN EXCESS OF
                LIABILITIES (6.7%) ...............................       205,150
                                                                       ---------

               TOTAL NET ASSETS (100.0%) ........................     $3,078,492
                                                                      ==========

+ Non-income producing security.



  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                      TOMORROW MEDIUM-TERM RETIREMENT FUND

               COMMOM STOCK (59.2%)
               BASIC MATERIALS (3.5%)
    876       Crown Cork & Seal Inc ..............................       $46,811
    782       Kimberly-Clark Corp ................................        38,904
    306       Dow Chemical Co ....................................        26,660
    336       Vulcan Materials Co ................................        26,376
    929       Stephan Chemical Co ................................        22,877
  1,037       Barrick Gold Corp ..................................        22,814
    444       Olin Corp ..........................................        17,344
    400       BF Goodrich Co .....................................        17,325
  1,035      +Coeur D'Alene Mines Corp ...........................        13,390
    500       Quaker Chemical Corp ...............................         8,688
    117       South Down Inc .....................................         5,104
    382       Lawter International Inc ...........................         4,823
    278       Placer Dome Inc ADR ................................         4,552
    236       Tejon Ranch Co. ....................................         4,484
     55       Aluminum Company of America ........................         4,146
    105       IMC Global Inc .....................................         3,675
     63       Consolidated Papers Inc ............................         3,402
     69       Bowater Inc ........................................         3,191
     78       Newmont Mining Corp ................................         3,042
     30       Phelps Dodge Corp ..................................         2,556
    251       Ethyl Corp .........................................         2,322



                       See notes to financial statements                 Page 11


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     76       Georgia Gulf Corp ..................................       $ 2,209
     80       Allegheny Teledyne Inc .............................         2,160
     38       Champion International Corp. .......................         2,099
     23       Rohm & Haas Co .....................................         2,071
    100      +Gentex Corp ........................................         1,975
     27       Reynolds Metals Co .................................         1,924
     78       Crompton & Knowles Corp ............................         1,735
     26       BetzDearborn Inc. ..................................         1,716
     44       Ferro Corp .........................................         1,631
     28       Nucor Corp .........................................         1,582
     44       USX US Steel Group .................................         1,543
     44       Chesapeake Corp ....................................         1,485
     40       Sigma Aldrich Corp .................................         1,403
     73       Wausau Paper Mills Co ..............................         1,378
     69       RPM Inc ............................................         1,268
     63       Glatefelter (PH) Co ................................         1,260
     41       Inco Ltd ...........................................         1,233
     58       Engelhard Corp .....................................         1,214
     47       Cyprus Amax Minerals Co. ...........................         1,151
     30       Minerals Technologies Inc. .........................         1,125
     18       Petrolite Corp .....................................         1,114
     34       Dexter Corp ........................................         1,088
     20       Temple Inland Inc ..................................         1,080
     61       Wellman Inc ........................................         1,060
     76       Calgon Carbon Corp .................................         1,054
    171      +Amax Gold Inc ......................................         1,047
     42       Schulman Inc .......................................         1,034
    189      +Hecla Mining Co ....................................         1,016
     18       Great Lakes Chemical Corp. .........................           943
     44       Primex Technologies Inc ............................           941
     23       Cleveland Cliffs Inc. ..............................           937
     15       Mead Corp ..........................................           934
     24       James River Corp ...................................           888
     14       NCH Corp ...........................................           875
     65       Homestake Mining Co ................................           849
     15       Fuller HB Co .......................................           825
     31       Inland Steel Industries Inc ........................           810
     16       Union Camp Corp ....................................           800
     18       Bemis Inc ..........................................           781
     27       Learonal Inc .......................................           770
     24       Westvaco Corp ......................................           755
     17      +Tremont Corp .......................................           746
     13       Ameron Inc .........................................           736
     30       Mosinee Paper Corp .................................           735
     18       Florida Rock Industries ............................           731
     12       WD-40 Co ...........................................           720
    126       Battle Mountain Gold Co ............................           717
     36       Worthington Industries .............................           659
     19       Liqui-Box Corp .....................................           641
     24       International Aluminum Corp ........................           636
     16       Cambrex Corp .......................................           634



  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     20       Sonoco Products Co .................................       $   609
     21       Ashland Coal Inc ...................................           598
     36       Tuscarora Inc ......................................           562
     97       Echo Bay Mines Ltd .................................           558
     12       Carpenter Technology Corp ..........................           549
     13       Nalco Chemical Co ..................................           502
     86      +PT Tri Polyta Indonesia ADR ........................           495
     15       Puerto Rican Cement Inc ............................           488
     23       Oregon Steel Mills .................................           459
      9      +MAXXAM Inc .........................................           421
     40      +Bethlehem Steel Corp. ..............................           417
     18       Brush Wellman Inc. .................................           377
     10       Ball Corp ..........................................           301
     13       Unisource Worldwide Inc ............................           208
      7       Deltic Timber Corp .................................           205
                                                                       ---------
                                                                         347,953
                                                                       ---------
              CONSUMER CYCLICAL (7.5%)
  2,400       Chrysler Corp ......................................        78,750
    834       Eastman Kodak Co ...................................        64,010
    548       Gannet Inc .........................................        54,115
  2,424       The Limited Inc ....................................        49,086
    835       CVS Corp ...........................................        42,794
    836       May Department Stores Co ...........................        39,501
    641       Penney (J.C.) & Co, Inc. ...........................        33,452
  1,016      +Viacom Inc. Cl B ...................................        30,480
  1,033       Russ Berrie & Co Inc ...............................        22,661
    620      +Fruit of the Loom Inc ..............................        19,220
    725       Wackenhut Corp Cl A ................................        17,400
    648       TJX Companies Inc ..................................        17,091
  2,380      +Uno Restaurant Corp ................................        16,809
    363       Gap Inc. ...........................................        14,112
    243      +Fred Meyer Inc .....................................        12,560
    260       Miller (Herman) Inc ................................         9,360
    257       Mattel Inc .........................................         8,706
    600      +Office Max Inc. ....................................         8,662
    200      +Williams Sonoma ....................................         8,550
    200       Ross Stores Inc. ...................................         6,538
    550      +Playboy Enterprises Inc Cl B .......................         6,359
    400       Champion Enterprises Inc ...........................         5,950
    100       Nike Inc., Cl B ....................................         5,837
    105       Dayton Hudson Corp .................................         5,585
    438      +Nashua Corp. .......................................         4,763
    233       Sturm Ruger & Co Inc ...............................         4,573
    150       Wolverine World Wide Inc ...........................         4,556
    200      +CompUSA Inc ........................................         4,300
    220       AMC Entertainment Inc ..............................         4,042
     10       Washington Post Co .................................         3,980
    118       Service Corp International .........................         3,879
     60       Omnicom Group Inc ..................................         3,698
     74       Jones Apparel Group ................................         3,533


Page 12                     See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     79       Williams Companies Inc .............................       $ 3,456
    386      +Lifetime Hoan Corp .................................         3,378
    221       Falcon Products Inc ................................         2,970
     51       Fluor Corp .........................................         2,815
    189      +Best Buy Co Inc ....................................         2,811
     67       Masco Corp .........................................         2,797
    242      +Buffets Inc ........................................         2,042
     63      +HSN Inc ............................................         1,969
     44       HON Industries Inc. ................................         1,947
     38       New York Times Co Cl A .............................         1,881
     30       Interpublic Group of Companies Inc .................         1,839
     36       Rite Aid Corp. .....................................         1,796
    143      +K Mart Stores ......................................         1,752
     49       Hannaford Brothers Co ..............................         1,743
     45       TCA Cable TV Inc ...................................         1,693
     40       Belo (AH) Corp Ser A ...............................         1,665
     36       Tiffany & Co .......................................         1,663
     24       Houghton Mifflin Co ................................         1,602
     53      +Lands' End Inc .....................................         1,570
     45       Dillards Inc - Cl A ................................         1,558
    129      +Burlington Industries Inc ..........................         1,548
     32       McDonald's Corp. ...................................         1,546
     26       McGraw-Hill Companies Inc ..........................         1,529
     18       VF Corp ............................................         1,526
     27       Tandy Corp. ........................................         1,512
    213      +American Media Inc. ................................         1,491
     39      +Nine West Group Inc ................................         1,489
     52       Hasbro Inc .........................................         1,476
     43       Genuine Parts Co ...................................         1,457
     48       Meredith Corp ......................................         1,392
     25       Whirlpool Corp .....................................         1,364
     29       Clairborne (Liz) Inc. ..............................         1,352
     28       Tribune Co. ........................................         1,346
     47       ASA Holdings Inc ...................................         1,345
     27       Harcourt General ...................................         1,286
     26       Reebok International Ltd ...........................         1,216
     93       Stride Rite Corp ...................................         1,197
     49      +International Dairy Queen Inc Cl A .................         1,176
     33       Circuit City Stores ................................         1,174
     67       Sotheby's Holdings Cl A ............................         1,131
     20       Polaroid Corp ......................................         1,110
     62       Fingerhut Cos Inc. .................................         1,081
     41       Maytag Corp ........................................         1,071
     17       Mercantile Stores ..................................         1,070
     34       Sherwin-Williams Co. ...............................         1,050
     26       Dow Jones & Co Inc .................................         1,045
     27       Black & Decker Corp ................................         1,004
     45       Cooper Tire & Rubber ...............................           990
     33       Barnes Group Inc ...................................           973
     26       American Greetings-Cl A ............................           965


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     24      +Christiana Cos .....................................       $   957
    163       Ekco Group Inc .....................................           947
     36       Longs Drug Stores ..................................           943
     70       Graphic Industries .................................           928
     12       Armstrong World Industries Inc .....................           880
     24       Echlin Inc. ........................................           864
     36       First Brands Corp ..................................           826
     50       ADVO Inc ...........................................           812
     37       Osh Kosh B'Gosh Cl A ...............................           805
     26       McClatchy Newspapers Cl A ..........................           764
     28       Banta Corp. ........................................           760
     22       John Wiley & Sons ..................................           745
     27      +Mac Frugals Bargains Closeouts .....................           736
     22       Starrett LS Co Cl A ................................           701
     20       Carlisle Companies Inc .............................           697
     22       FAB Industries Inc .................................           689
     17       National Presto Industries .........................           685
     19      +Scholastic Corp ....................................           665
     21      +CSS Industries Inc .................................           664
     17       Plenum Publishing Corp .............................           655
     23       Bassett Furniture Industries Inc. ..................           651
     30       Apogee Enterprises Inc .............................           645
     31       Guilford Mills Inc .................................           645
     18       King World Productions Inc .........................           630
     26      +Woolworth Corp .....................................           624
     37       Donnelly Corp ......................................           620
     48      +Johnson Worldwilde Associates Inc Cl A .............           618
     62       +Syms Corp .........................................           616
     25       Smart & Final Inc ..................................           613
     58       Crown Crafts Inc ...................................           609
     23       Lee Enterprises ....................................           607
     24       Standard Products Co ...............................           606
     19       K2 Inc .............................................           602
     30       Luby's Cafeterias Inc. .............................           598
     12       Knight- Ridder Inc .................................           589
     31       Duty Free International Inc ........................           581
    192      +Service Merchandise Inc ............................           576
     28       Walbro Corp. .......................................           567
     17      +Carmike Cinemas Inc. Cl A ..........................           557
    132      +Topps Co Inc .......................................           553
      8       Home Depot Inc .....................................           551
     20       Unitog Co ..........................................           540
     39       Hancock Fabrics Inc ................................           536
     87      +Shoney's Inc .......................................           517
     26       Alico Inc ..........................................           510
     22       American Business Products .........................           500
     12       OEA Systems Inc ....................................           474
     24       Moore Corp Ltd .....................................           472
     22       CPI Corp ...........................................           462
     21       Waverly Inc ........................................           451



                       See notes to financial statements                Page 13


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     15       Russell Corp .......................................       $   444
     67      +Handleman Co .......................................           427
     21       Granite Construction Inc ...........................           415
     19       Ogden Corp .........................................           413
     18      +Gibson Greetings Inc ...............................           405
     18      +AnnTaylor Stores Corp ..............................           351
     25       A.T. Cross Co Cl A .................................           319
     32       Ennis Business Forms ...............................           308
      7      +Footstar Inc .......................................           183
     95       CML Group Inc ......................................           172
     49      +Intelligent Electronics Inc. .......................           138
                                                                       ---------
                                                                         732,189
                                                                       ---------
              CONSUMER NON CYCLICAL (5.4%)
    893       Conagra Inc ........................................        57,264
    550       CPC International Inc. .............................        50,772
    562       Ralston Purina Co ..................................        46,189
    517       Kellogg Co .........................................        44,268
    900       Philip Morris Companies Inc. .......................        39,937
  1,453       Archer Daniels Midland Co ..........................        34,146
    152       Unilever NV ADR ....................................        32,538
    762       Anheuser- Busch Companies Inc ......................        31,956
  1,515       Ruddick Corp .......................................        24,998
  1,021       Caseys General Stores Inc ..........................        21,983
    734       Genovese Drugs Stores ..............................        14,451
    731       Goodmark Foods Inc .................................        13,706
    274       Albertsons Inc .....................................        10,001
    300       Coca Cola Entrerprises Inc .........................         6,900
    102       Colgate- Palmolive Co ..............................         6,656
    129       Heinz H J Co .......................................         5,950
    100       Interstate Bakeries Corp ...........................         5,931
    100       Ethan Allen Interiors Inc ..........................         5,700
    100      +KLA-Tencor Corp ....................................         4,875
    201       IBP Inc ............................................         4,673
    106       Sysco Corp .........................................         3,869
     51       General Mills Inc ..................................         3,321
     69      +Safeway Inc ........................................         3,183
     35       Pioneer Hi Bred International ......................         2,800
    100       Richfood Holdings Inc ..............................         2,600
    100      +Mirage Resorts, Inc. ...............................         2,525
     49       Tambrands Inc. .....................................         2,444
     84       Kroger Co ..........................................         2,436
    123       Tyson Foods Inc Cl A ...............................         2,352
     48       Quaker Oats Co .....................................         2,154
    123       Flowers Industries Inc .............................         2,068
     74       Premark International ..............................         1,980
     46       Dean Foods Co. .....................................         1,857
     26       Avon Products Inc ..................................         1,835
     32       Hershey Foods Corp .................................         1,770
     12       Clorox Co. .........................................         1,584

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     31       International Flavors & Fragrances Inc .............       $ 1,566
     31       American Stores Co .................................         1,531
     11      +Culbro Corp ........................................         1,531
     31       Lancaster Colony Corp ..............................         1,500
     59       International Multifoods Corp ......................         1,482
     74       Dial Corp ..........................................         1,156
     34       Stanhome Inc .......................................         1,118
     42       Coors (Adolph) Cl B ................................         1,118
     41       Church & Dwight Co Inc .............................         1,097
     24       Universal Foods Corp ...............................           915
     35       Whitman Corp .......................................           886
    100      +Ryan Family Steak Houses Inc .......................           856
     26       Delechamps Inc .....................................           832
     41       Brown Group Inc ....................................           766
     22       Giant Food Inc Cl A ................................           718
     36       Lance Inc ..........................................           689
     14      +Chris-Craft Industries Inc .........................           676
     18       Winn Dixie Stores ..................................           671
     72       Bridgford Foods Corp ...............................           639
     13       Brown-Forman Corp Cl B .............................           635
     36       Savannah Foods & Industries ........................           632
     18       Supervalu Inc. .....................................           621
     28       Nash Finch Corp ....................................           620
     14       Dreyers Grand Ice Cream Inc ........................           553
     30       Strawbridge & Clothier .............................           488
     43       WLR Foods Inc ......................................           349
     19       Blair Corp .........................................           273
                                                                       ---------
                                                                         525,590
                                                                       ---------
              ENERGY (8.9%)
  3,086       Exxon Corp .........................................       189,789
  2,864       Royal Dutch Petroleum Co ADR .......................       155,730
  1,188       Mobil Corp. ........................................        83,012
    725       Amoco Corp .........................................        63,030
    660       Chevron Corp .......................................        48,799
    498       Atlantic Richfield Co. .............................        35,109
  1,630      +Tuboscope Vetco International Corp .................        32,396
  1,966       Quaker State Corp ..................................        29,982
    195       Schlumberger Ltd ...................................        24,375
    959      +Global Marine Inc ..................................        22,297
    717       Tosco Corp .........................................        21,465
    181       Texaco Inc .........................................        19,684
  1,142      +Crown Central Petroleum Cl A .......................        16,702
    200       Union Planters Corp ................................        10,375
    732      +HS Resources Inc ...................................        10,339
    230       Phillips Petroleum Co. .............................        10,063
    316       Occidental Petroleum Corp ..........................         7,920
    300      +Noble Drilling Corp ................................         6,769
    101       Anadarko Petroleum Co ..............................         6,060


Page 14                    See notes to financial statements


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    100       Camco International Inc ............................       $ 5,475
     60       Halliburton Co. ....................................         4,755
    245       Berry Petroleum Cl A ...............................         4,655
    100       KN Energy Inc ......................................         4,212
    100       Pogo Producing Co ..................................         3,869
    103       Dresser Industries Inc .............................         3,837
    100       Devon Energy Corp ..................................         3,675
     58      +Smith International Inc ............................         3,524
     79       Tidewater Inc ......................................         3,476
     58      +Ensco International Inc ............................         3,059
     76      +Weatherford Enterra Inc ............................         2,926
    115      +Nabors Industries Inc ..............................         2,875
    534      +Getty Petroleum Marketing ..........................         2,670
     45      +BJ Services Co. ....................................         2,413
     62       Parker & Parsley Petroleum Co ......................         2,193
     60       Valero Energy Corp .................................         2,175
     43       Burlington Resources Inc ...........................         1,897
     60       Mapco Inc ..........................................         1,890
     44       Baker Hughes Inc ...................................         1,702
     27       Helmerich & Payne Inc ..............................         1,556
    164       Ranger Oil Ltd .....................................         1,527
     44       Ultra Diamond Shamrock Corp. .......................         1,436
     43       Apache Corp ........................................         1,397
     27       Murphy Oil Corp ....................................         1,316
    187      +Harken Energy Corp .................................         1,309
     18       Jefferson-Pilot Corp ...............................         1,258
     22       Amerada Hess Corp. .................................         1,222
     39       Sun Co .............................................         1,209
     60      +Allied Waste Industries Inc ........................         1,042
     29      +Varco International Inc ............................           935
     16       Tredegar Industries Inc ............................           888
     31       Black Hills Corp ...................................           883
     11       Kerr Mcgee Corp ....................................           697
     33       Oryx Energy Co .....................................           697
     37       Wiser Oil Co .......................................           682
     57      +Parker Drilling Co .................................           634
     11       Louisana Land & Exploration Co .....................           628
     19       Vintage Petroleum Inc ..............................           584
     12       Ashland Inc ........................................           557
     20       Holly Corp .........................................           496
     14      +Barrett Resources Corp .............................           419
                                                                      ----------
                                                                         876,546
                                                                       ---------
              FINANCE (7.6%)
    600       Cigna Corp .........................................       106,500
  1,449       HCC Insurance Holdings Inc .........................        38,670
    500       Comerica Inc .......................................        34,000
    800       Southtrust Corp ....................................        33,100
    800       Paine Webber Group Inc .............................        28,000
    500       Charter One Financial ..............................        26,938
    400       BankAmerica Corp ...................................        25,825


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    600       Charles Schwab & Co ................................       $24,412
  1,034       State Auto Financial Corp ..........................        23,265
    200       Chase Manhattan Corp ...............................        19,413
    727       F & M National Corp ................................        18,902
    400       AFLAC Inc ..........................................        18,900
  1,029       Mid American Inc ...................................        18,779
    200       Progressive Corp ...................................        17,400
    400       Provident Financial Group Inc ......................        17,100
    375       First Financial Bankshares Inc .....................        14,531
    300       Collective Bancorp Inc .............................        13,463
    200       Travelers Group Inc ................................        12,613
    200       Mercantile Bancorp Inc .............................        12,150
    110       Republic NY Corp ...................................        11,825
    221       American General Corp ..............................        10,553
    200       Protective Life Corp ...............................        10,050
    200       Summit Bankcorp ....................................        10,025
    149       U.S. Bancorp .......................................         9,555
    200       State Street Corp ..................................         9,250
    200       Commerce Bancshares Inc ............................         9,050
    200       Mercantile Bankshares Corp .........................         8,000
    100       Alex Brown Inc .....................................         7,063
    145       Pacific Century Financial ..........................         6,706
    200       RJR Nabisco Holdings Corp ..........................         6,600
    300       Roosevelt Financial Group Inc. .....................         6,600
    232       Magna Bancorp Inc ..................................         6,351
    100       American Bankers Insurance Group Inc ...............         6,325
    230       Mid America Bancorp ................................         5,764
    100       TCF Financial Corp .................................         4,938
    100       Firstmerit Corp ....................................         4,800
     73       Lincoln National Corp Ltd. .........................         4,699
    225       NYMAGIC Inc ........................................         4,641
     69       Chubb Corp .........................................         4,614
    131       New York Bancorp Inc ...............................         4,552
    200       Centris Group Inc ..................................         4,225
    128       American Federal Bank ..............................         4,128
    100       Equifax, Inc. ......................................         3,719
     36       Loews Corp .........................................         3,604
    123       UST Inc. ...........................................         3,413
    100       Deposit Guaranty Corp ..............................         3,150
    100      +United Meridian Corp ...............................         3,000
     38       Marsh & McLennan Cos ...............................         2,712
     23       Transatlantic Holdings Inc .........................         2,283
     46       Northern Trust Corp ................................         2,225
     52       UNUM Corp ..........................................         2,184
     84       City National Corp .................................         2,021
    142       Hibernia Corp Cl A .................................         1,979
     54       Keystone Financial Inc .............................         1,687
     18       Transamerica Corp ..................................         1,684
     22       St Paul Companies Inc ..............................         1,678
     28       National City Corp .................................         1,470

                       See notes to financial statements                Page 15



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     31       Dauphin Deposit Corp ...............................       $ 1,381
     29       Wilmington Trust Co ................................         1,327
     24       Safeco Corp ........................................         1,120
     26       Crestar Financial Corp .............................         1,011
     15       Frontier Insurance Group Inc .......................           971
     12       Park National Corp .................................           957
     18       Midland Co .........................................           900
     42       Heritage Financial Service Inc .....................           866
     20       United Bankshares Inc ..............................           845
     22       Community First Bankshares .........................           844
     20       American Financial Enterprise Inc ..................           840
     31       Fulton Financial Corp ..............................           832
     16       United Carolina Bancshares .........................           832
     22       First Western Bancorp Inc ..........................           831
     17       Selective Insurance Group ..........................           823
     15       USBancorp Inc ......................................           817
     19       First United Bancshares Inc ........................           812
     33       USF&G Corp .........................................           792
     16       Merchants New York Bancorp .........................           784
     21       Poe & Brown Inc ....................................           777
      6      +Markel Corp ........................................           768
     19       First Financial Bancorp ............................           765
     20       BSB Bancorp Inc ....................................           765
     18       Whitney Holding Corp ...............................           760
     23       American Heritage Life Investors ...................           759
     33       Baldwin & Lyons Inc ................................           747
     17       BT Financial Corp ..................................           744
     17       JSB Financial Inc ..................................           735
     45       Crawford & Co ......................................           731
     27       First Source Corp ..................................           716
     68       Cash America International Inc. ....................           714
     19       Trenwick Group Inc .................................           712
     12       Berkley W R Corp ...................................           707
     18       Firstbank Co .......................................           704
     17       First Commercial Corp ..............................           699
     23       First Michigan Bank Corp ...........................           696
     25       F & M Bancorp ......................................           694
     17       Liberty Corp .......................................           693
     17       CNB Bancshares Inc .................................           689
     40       Hilb, Rogal & Hamilton Co ..........................           680
     20       National Pennsylvania Bancshares Inc ...............           675
     17       Albank Financial Corp ..............................           671
     23       Hubco Inc ..........................................           667
     15       UMB Financial Corp .................................           647
     16       Acordia Inc ........................................           640
     19       S&T Bancorp Inc ....................................           637
     21       First Merchants Corp ...............................           635
     21       Bank of Granite Corp ...............................           635
     17       First Fininancial Corp .............................           633
     45       Commercial Intertech Corp ..........................           627


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     15       Farmers Capital Bank Corp ..........................       $   623
     21       Argonaut Group Inc .................................           619
     29       First Commonwealth Financial Corp ..................           616
     15      +Medical Assurance Inc ..............................           609
     21       Bancorp South Inc ..................................           609
     17       Tompkins County Trustco Inc ........................           608
     22       Brenton Banks Inc ..................................           605
     25       SEI Investment Co ..................................           603
     22       Valley National Bancorp ............................           597
     22       Zenith National Insurance ..........................           594
     45       EMC Insurance Group Inc ............................           557
     26       Trustco Bank Corp ..................................           556
     16       Citizens Banking Corp ..............................           548
     19       Corus Bankshares Inc ...............................           537
     14       Gallagher (Arthur J.) & Co .........................           528
      7      +Alexanders Inc .....................................           493
     22       CBT Corp ...........................................           481
     51       Gainsco Inc ........................................           478
      6      +Echelon International Corp .........................           137
      3       Conseco Inc ........................................           111
                                                                       ---------
                                                                         750,900
                                                                       ---------
              HEALTH (5.9%)
  1,036       Bristol-Myers Squibb Co. ...........................        83,916
  1,691       Columbia Healthcare Corp ...........................        66,477
    699       American Home Products Corp. .......................        53,473
  1,232       Pharmacia & Upjohn Inc .............................        42,812
    687       Amgen Inc. .........................................        39,932
    809       Beckman Instruments Inc ............................        39,034
    746       Schering-Plough Corp. ..............................        35,715
  1,200      +HEALTHSOUTH Corp ...................................        29,925
    194       Warner Lambert Co ..................................        24,105
    200       Lilly Eli & Co .....................................        21,863
    470       Biogen Inc. ........................................        15,921
    700      +Chiron Corp ........................................        14,611
    200      +Vencor Inc .........................................         8,650
    200       Omnicare Inc .......................................         6,275
    109       Corning Inc ........................................         6,063
    105       Cardinal Health Inc ................................         6,011
     89      +Boston Scientific Corp .............................         5,468
    300       Kinetic Concepts Inc ...............................         5,400
    100      +Wellpoint Health Networks ..........................         4,588
    100      +Lincare Holdings Inc ...............................         4,300
    100      +Sybron International Corp ..........................         3,988
     96      +Forest Laboratories Inc ............................         3,978
    100      +Phycor Inc .........................................         3,444
    347      +Medco Research Inc .................................         3,340
    204       Mylan Laboratories Inc .............................         3,009
     98      +Tenet Healthcare Corp ..............................         2,897
     65       Watson Pharmaceuticals .............................         2,746


Page 16                     See notes to financial statements





TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    135      +Horizon/CMS Healthcare Corp ........................       $ 2,708
     84      +Centocor Inc .......................................         2,609
    142      +Nellcor Inc ........................................         2,574
     79      +Foundation Health Systems Cl A .....................         2,395
    100      +Humana Inc .........................................         2,312
     35      +Pacificare Health Systems Cl B .....................         2,236
    101      +Value Health Inc. ..................................         2,045
     73       Bergen Brunswig Corp ...............................         2,035
     77       Pall Corp ..........................................         1,790
    143      +Perrigo Co .........................................         1,788
    200      +Liposome Inc .......................................         1,787
    200      +Noven Pharmaceutical Inc ...........................         1,425
     29       Dentsply International Inc. ........................         1,421
     33       Mallinckrodt Inc. ..................................         1,254
    100      +IDEXX Laboratories Inc. ............................         1,244
     34       Diagnostic Products ................................         1,073
     23       Millipore Corp .....................................         1,012
     45      +Tecnol Medical Products Inc. .......................         1,001
     21       Bausch & Lomb Inc ..................................           990
     25      +St. Jude Medical Inc. ..............................           975
     50       Biomet Inc. ........................................           931
     31      +ALZA Corp ..........................................           897
     62      +Novacare Inc .......................................           860
     20       Bard (CR) Inc ......................................           726
     22       Allergan Inc. ......................................           700
     18       United States Surgical Corp ........................           671
     21       West Inc ...........................................           601
     37      +Beverly Enterprises Inc. ...........................           601
     31       Carter Wallace Inc .................................           554
     24      +Acuson Corp. .......................................           552
     27      +Covance Inc ........................................           521
     12      +Synetic Inc ........................................           444
     20      +Datascope Corp .....................................           392
     41       Epitope Inc ........................................           323
     39      +GRC International, Inc .............................           214
                                                                       ---------
                                                                         581,602
                                                                       ---------
              INDUSTRIAL (4.5%)
  1,761       Dun & Bradstreet Corp ..............................        46,226
  1,000       Timken Co. .........................................        35,563
  1,033       Raymond Corp .......................................        33,734
    321       Minnesota Mining & Manufacturing Co ................        32,742
  1,236       Sevenson Environmental Services ....................        24,102
  1,030       ABM Industries Inc .................................        19,892
    434       Hubbell Inc Cl B ...................................        19,096
  1,036      +Vallen Corp ........................................        18,907
    400      +York International Corp ............................        18,400
    500       Molex Inc ..........................................        18,250
    726       True North Communications ..........................        17,968

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    281       First Data Corp ....................................       $12,346
    391       Westinghouse Electric Corp .........................         9,042
    537       Oil-Dri Corp America ...............................         8,626
    259       Waste Management Inc ...............................         8,320
    200      +Corrections Corp of America ........................         7,950
    124       Emerson Electric Co. ...............................         6,828
    543       Dames & Moore Inc ..................................         6,720
    108      +HFS Inc ............................................         6,264
    200      +US Filter Corp .....................................         5,450
    228       Penn Engineering & Manufacturing Inc Cl A ..........         4,475
    100       National Data Corp .................................         4,331
    135       USX-Marathon Group .................................         3,898
    100       AGCO Corp ..........................................         3,594
    100      +Technology Data Corp ...............................         3,144
     52       Sundstrand Corp ....................................         2,902
     40       Tyco International Ltd .............................         2,783
     52      +Healthcare Compare Corp ............................         2,724
     40       Textron Inc ........................................         2,655
    200       NN Ball & Roller Inc ...............................         2,500
    100      +Mycogen Corp .......................................         1,962
     30       Parker Hannifin Corp ...............................         1,821
     29       Dover Corp .........................................         1,783
     30       TRW Inc. ...........................................         1,704
     52       Kelly Services Inc Cl A ............................         1,631
     50       Trinity Industries Inc .............................         1,588
     45       Keystone International Inc .........................         1,561
     62       Ametek Inc .........................................         1,457
     19       Raychem Corp .......................................         1,413
    102       Laidlaw Inc Cl B ...................................         1,409
     47       Modine Manufacturing Co. ...........................         1,398
     34       Cognizant Corp .....................................         1,377
     36       Paychex Inc ........................................         1,368
     27       Kaydon Corp ........................................         1,340
     35       Donaldson Co Inc ...................................         1,330
     16       Cummins Engine Inc .................................         1,129
     22      +Volt Information Sciences Inc ......................         1,111
     32       Pentair Inc ........................................         1,052
     50       McGrath Rent Corp ..................................         1,025
     15       Nordson Corp .......................................           964
     21       MacDermid Inc ......................................           963
     23       Stanley Works ......................................           920
     30       Standard Register Co ...............................           919
     11       Grainger WW Inc ....................................           860
     18       Gleason Corp .......................................           837
     24       Deluxe Corp ........................................           819
     28       Durco International Inc. ...........................           819
     19       Stone & Webster, Inc ...............................           811
     20       Avery Dennison Corp ................................           803
     24       IDEX Corp ..........................................           792
     18       General Signal Corp ................................           785



                       See notes to financial statements                Page 17



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     16       Ecolab Inc .........................................       $   764
     25       Baldor Electric Co .................................           739
     25       McDermott International Inc ........................           730
     25       Brady W H Co .......................................           725
     46       Kaman Corp Cl A ....................................           707
     17       Harnischfeger Industries Inc. ......................           706
     28       Amcast Industrial Corp .............................           700
     21       Tennant Co .........................................           698
     22       Graco Inc ..........................................           663
     11       NACCO Industries Inc Cl A ..........................           621
     19       Commercial Metals ..................................           613
     17       Applied Industrial Technologies Inc ................           612
     10       Mine Safety Appliances Co ..........................           605
     26       Landauer Inc .......................................           603
     20       Standex International Corp .........................           600
     18       Butler Manufacturing Co ............................           596
     22       Varlen Corp ........................................           591
     57      +Thermo Fibertek Inc ................................           584
     24       Watts Industries Inc Cl A ..........................           576
     24       Harland Co. ........................................           547
     21       Cincinnati Milacron Inc ............................           545
     85      +Insituform Technologies Cl A .......................           521
     47       Blessings Corp .....................................           491
     23      +Lydall Inc .........................................           486
     22       CTG Resources Inc ..................................           484
     26      +Osmonics Inc .......................................           479
     21       Albany International Corp Cl `A' ...................           472
      9       National Services Industries Inc ...................           438
     60       UNR Industries Inc .................................           413
     17      +Halter Marine Group Inc ............................           408
    129      +Laidlaw Environmental Services .....................           387
     14       Lawson Products Inc ................................           378
      7       Briggs & Stratton Corp .............................           350
      6       Tecumseh Products Co Cl B ..........................           338
     11      +ACNielson Corp .....................................           216
     51      +Air & Water Technologies ...........................           153
                                                                       ---------
                                                                         446,722
                                                                       ---------
              REAL ESTATE INVESTMENT TRUST (1.1%)
  1,837       Commercial Net Lease Realty ........................        28,129
  1,039       Kranzco Realty Trust SBI ...........................        17,663
    927       Universal Health Realty Income .....................        17,555
  1,144       Western Investment Real Estate .....................        15,873
    534       Getty Realty Corp ..................................         9,412
    230       LTC Properties Inc .................................         4,169
    251       United Dominion Realty Trust Inc ...................         3,561
     28       BRE Properties Inc .................................           703
    100      +Blue Ridge Real Estate Co ..........................           687
     31       MGI Properties .....................................           684
     48       First Union Real Estate ............................           678
     41       CRIIMI MAE Inc. ....................................           656


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     45       Burham Pacific Properties Inc ......................       $   619
     13       Equity Residential Properties Trust ................           618
     15       National Health Investors, Inc. ....................           589
     50       IRT Property Co ....................................           588
     26       Penn Real Estate Investment ........................           583
     17       Omega Healthcare Investors Inc .....................           556
     22       American Health Properties .........................           553
     23       Allied Capital Commercial Corp .....................           552
     20       Federal Realty Investment ..........................           540
     22       Health Care Reit, Inc ..............................           535
     50       Berkshire Realty Co ................................           531
     24       Nationwide Health ..................................           528
      5      +Wellsford Real Properties .........................            54
    331       CRI Liquidating Inc ................................            36
                                                                       ---------
                                                                         106,652
                                                                       ---------
              TECHNOLOGY (10.4%)
    800       Intel Corp .........................................       113,450
  3,000      +Vitesse Semiconductor Corp .........................        98,062
  1,444      +3Com Corp ..........................................        64,980
  1,237       GTE Corp ...........................................        54,273
    400      +Microsoft Corp .....................................        50,550
  1,435       Alltel Corp ........................................        47,983
    891       Raytheon Co ........................................        45,441
    844       Boeing Co ..........................................        44,785
    500      +Novellus Systems Inc ...............................        43,250
    532       McDonnell Douglas Corp .............................        36,442
    800      +ADC Telecommunications Inc .........................        26,700
    456       Sprint Corp ........................................        23,997
    816       Analog Devices Inc. ................................        21,675
    300      +Solectron Corp .....................................        21,000
    400      +SunGard Data Systems ...............................        18,600
  1,144       Daniel Industries ..................................        17,661
    400      +Parametric Technology ..............................        17,025
    300      +Keane Inc ..........................................        15,600
    318      +Storage Technology Corp ............................        14,151
    729       X-Rite Inc .........................................        13,851
    288      +Compuware Corp .....................................        13,752
    400      +Cadence Design Systems Inc .........................        13,400
    200       BMC Software, Inc ..................................        11,075
    289       US West Inc ........................................        10,892
    400      +American Management Systems Inc ....................        10,700
    500      +Tandem Computers Inc ...............................        10,125
    500      +Nextel Communications Inc Cl A .....................         9,469
    200       BellSouth Corp. ....................................         9,275
    353      +Structural Dynamics Research Corp ..................         9,266
    151      +Stratus Computer, Inc. .............................         7,550
    200      +Gateway 2000 .......................................         6,487
    100      +SCI Systems Inc ....................................         6,375


Page 18                    See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    382      +Loral Space & Communications .......................       $ 5,730
    100      +Lattice Semiconductor Corp .........................         5,650
    200      +Atmel Corp .........................................         5,600
    100      +Comverse Technology Inc. ...........................         5,200
     66       Honeywell Inc. .....................................         5,008
    884      +AST Research Inc ...................................         4,669
    200       Aspect Telecommunications ..........................         4,450
     77       NYNEX Corp .........................................         4,437
    200      +Cerner Corp ........................................         4,200
     30      +Dell Computer Corp .................................         3,523
    100      +Sterling Software Inc. .............................         3,125
    100      +Digital Microwave Corp .............................         3,000
    100      +Microchip Technology Inc. ..........................         2,975
    100      +Zebra Technologies Corp - Cl A .....................         2,788
     56      +Litton Industries Inc ..............................         2,706
     37       Thiokol Corp .......................................         2,590
    100      +Broderdund Software Corp ...........................         2,469
     82       Wallace Computer Services Inc. .....................         2,465
     72       Century Telephone Enterprises ......................         2,425
     27       Eaton Corp .........................................         2,357
     47      +Fiserv Inc .........................................         2,097
    100      +Read-Rite Corp .....................................         2,088
    281      +Novell Inc .........................................         1,949
    200      +Picturetel Corp ....................................         1,900
     49      +Advanced Micro Devices Inc .........................         1,764
    100      +Komag Inc ..........................................         1,637
     50       Teleflex Inc .......................................         1,562
    119       Sensormatic Electronics Corp .......................         1,532
    100      +Network General ....................................         1,488
     31      +Policy Management Systems Corp .....................         1,457
     23       Precision Castparts Corp ...........................         1,371
     12       Northrop Corp ......................................         1,054
     13       General Dynamics ...................................           975
     14       CTS Corp ...........................................           965
     17      +Sequa Corp Cl A ....................................           958
     22      +Ceridian Corp ......................................           930
     11       Harris Corp ........................................           924
     38       Gencorp Inc ........................................           879
     44       Frontier Corp ......................................           877
     51      +Magnetek Inc .......................................           848
     42       Aliant Communications ..............................           819
     24       Analysts International Corp ........................           804
     21      +Esterline Technologies Corp ........................           739
     27       Cubic Corp .........................................           702
    101      +Borland International ..............................           701
     27       Ikon Office Solutions Inc ..........................           673
     46      +Apple Computer Inc .................................           655
     28       EG&G Inc ...........................................           630
     29       Boole & Babbage Inc ................................           616
     16      +BRC Holdings Inc ...................................           608
     18       MTS Systems Corp ...................................           549

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     68      +Unisys Corp ........................................       $   518
     12      +Advanced Technology Laboratories ...................           516
     16       American List Corp. ................................           482
     28       Bell Industries Inc ................................           438
     17      +Rohr Inc ...........................................           373
     42       Amdahl Corp ........................................           370
     26      +Information Resources Inc ..........................           367
    213      +Executone Information Systems Inc ..................           359
     27      +Trident Microsystems Inc ...........................           304
     13      +Quest Dianostic Inc ................................           267
                                                                      ----------
                                                                       1,021,954
                                                                      ----------
              TRANSPORTATION (1.0%)
    389       Burlington Northern Santa Fe .......................        34,961
    725      +US Airways Group Inc. ..............................        25,375
  1,033       International Shipholding Corp .....................        17,626
    345       Rollins Truck Leasing Corp .........................         5,132
     36      +Federal Express Corp. ..............................         2,079
     41       Caliber Systems Inc ................................         1,527
     52       Alexander & Baldwin ................................         1,359
     67       Hunt J B Transportation Services Inc ...............           997
     37      +Yellow Corp ........................................           828
     11       Union Pacific Corp .................................           776
     65      +USA Truck Inc ......................................           731
     19       CNF Transportation Inc .............................           613
     69       Frozen Foods Express Industries ....................           595
     34       Arnold Industries Inc ..............................           578
     15       Arvin Industries Inc ...............................           409
     19       Overseas Shipholding Group .........................           373
      3       Florida East Coast Industries ......................           333
      9       Consolidated Freightways Corp ......................           147
                                                                        --------
                                                                          94,439
                                                                        --------
              UTILITIES (3.4%)
  1,535       United Water Resources Inc .........................        29,741
  1,100       Illinova Corp ......................................        24,200
    931       Ohio Edison Co .....................................        20,307
  1,029       Public Service Co ..................................        19,744
  1,031       Eastern Utilities ..................................        18,816
    682       Puget Sound Energy Inc .............................        18,073
  1,031      +Tuscon Electric Power Co ...........................        14,949
    838       St Joseph Light & Power ............................        13,722
    232       El Paso Natural Gas ................................        12,760
    737       Cascade Natural Gas Corp ...........................        12,068
    233       Enron Corp .........................................         9,509
    376       Southern Co ........................................         8,225
    200       New England Electric ...............................         7,400
    254       PG & E Corp ........................................         6,160
    200       Boston Edison Co. ..................................         5,275


                       See notes to financial statements                 Page 19

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    130       GPU Inc ............................................       $ 4,664
    255       Public Service Co of New Mexico ....................         4,558
    228       Philadelphia Suburban Corp .........................         4,360
     72       Duke Energy Corp ...................................         3,451
    119       Allegheny Power System Inc .........................         3,176
     81      +California Energy Inc ..............................         3,078
     98       Florida Progress Corp ..............................         3,069
     85       CMS Energy Corp ....................................         2,996
    118       Edison International ...............................         2,935
    119       Potomac Electric Power .............................         2,752
    108       Scana Corp .........................................         2,680
     76       Texas Utilities Co .................................         2,617
    246       Northeast Utilities ................................         2,352
     42       Coastal Corp .......................................         2,234
     64       MCN Energy Group Inc ...............................         1,960
     47       Public Service Co of Colorado ......................         1,951
     39       FPL Group Inc. .....................................         1,796
     43       NIPSCO Industries ..................................         1,776
     82       New York State Electric & Gas ......................         1,712
     97       MidAmerican Energy Holdings ........................         1,679
     42       Southwestern Public Service ........................         1,651
     44       Dominion Resources Inc .............................         1,612
     58       Entergy Corp .......................................         1,588
     37       American Electric Power Co .........................         1,554
     37       National Fuel Gas Co ...............................         1,552
     54       Brooklyn Union Gas Co ..............................         1,546
     60       Pennsylvania Enterprises Inc .......................         1,534
     67       Pacificorp .........................................         1,474
     47       IPALCO Entreprises .................................         1,469
     28       Sonat, Inc. ........................................         1,435
     63       Houston Industries .................................         1,351
     58       Montana Power Co ...................................         1,345
     38       Cinergy Corp. ......................................         1,323
     40       Idaho Power Co .....................................         1,255
     32       Hawaiian Electric Industries .......................         1,236
     58       AGL Resources Inc ..................................         1,189
     51       LG & E Energy Corp .................................         1,125
     41      +Jacobs Engineering Group Inc .......................         1,102
     43       Washington Gas Light Co ............................         1,080
     50       Central & South West Corp ..........................         1,062
     42       Indiana Energy Inc .................................         1,026
     19       Consolidated National Gas Co .......................         1,022
     27       Union Electric Co. .................................         1,018
     82       Central Maine Power Co. ............................         1,015
     30       Pacific Enterprises ................................         1,009
     46       American Water Works ...............................           983
     15       Columbia Gas System Inc ............................           979
     29       Oneok Inc. .........................................           933
     42       PP & L Resources Inc ...............................           837
     23       Eastern Enterprises ................................           801


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     34       Northwestern Public Service ........................       $   731
     14       Northern States Power ..............................           725
     16       California Water Services Co .......................           704
     17       CILCORP Inc ........................................           700
     32       Nevada Power .......................................           680
     20       North Carolina Natural Gas Corp ....................           668
     26       Yankee Energy System ...............................           637
     24       Northwest Natural Gas Co ...........................           628
     26       Commonwealth Energy System .........................           622
     24       Piedmont Natural Gas Inc ...........................           617
     40       Noram Energy Corp. .................................           610
     18       Otter Tail Power Co ................................           594
     15      +Tejas Gas Corp .....................................           589
     25       United Cities Gas Co ...............................           588
     19       United Illuminating ................................           587
     15       WICOR Inc ..........................................           584
     24       MDU Resources Group Inc ............................           576
     26       Laclede Gas Co .....................................           566
     23       Southern California Water Co .......................           564
     25       South Jersey Industries ............................           556
     17       New Jersey Resources Corp ..........................           533
     24       UGI Corp ...........................................           531
     22       Atmos Energy Corp ..................................           528
     22       Green Mountain Power ...............................           521
     19       Aquarion Co ........................................           513
     29       Empire District Electric ...........................           502
     21       TNP Entreprises Inc ................................           487
     18       Bay State Gas ......................................           479
     55      +Niagara Mohawk Power ...............................           471
     14       Orange & Rockland Utilities ........................           471
     24       Western Gas Resources Inc ..........................           468
     20       Enserch Corp .......................................           445
     21       Colonial Gas Co ....................................           442
     54      +Citizens Utilities Co Cl B .........................           431
     15       WPS Resources Corp .................................           401
    133      +Phonetel Technologies Inc ..........................           399
     19       Madison Gas & Electric .............................           390
                                                                       ---------
                                                                         334,389
                                                                       ---------
              TOTAL COMMON STOCK
               (Cost $5,187,606) .................................     5,818,936
                     ----------                                        ---------


              UNIT INVESTMENT TRUST (4.1%)
                (Cost $350,836)
  4,604       Standard & Poors Depositary Receipts ...............       406,591

              OPEN END INVESTMENT (5.2%)
               (Cost $450,070)
 43,012       BT EAFE Equity Index Fund ..........................       510,987




Page 20                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
AMOUNT                            SECURITY                                VALUE
---------                         --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

              CORPORATE DEBENTURES (2.4%)
              FINANCE (0.9%)
$20,000       Aon Capital Trust A 8.205% Due 1/1/27 ..............       $20,524
 65,000       Morgan Stanley Group 6.875% Due 3/1/07 .............        63,819
                                                                        --------
                                                                          84,343
                                                                        --------
              INDUSTRIAL (1.5%)
110,000       British Aerospace Financial 7.500% Due 7/1/27 (A) ..       108,835
 35,000       General Electric Corp 7.650% Due 2/23/98 ...........        35,362
                                                                        --------
                                                                         144,197
                                                                        --------
              TOTAL CORPORATE DEBENTURES
               (Cost $228,093) ..................................        228,540

              U.S. GOVERNMENT OBLIGATIONS (25.7%)
              US TREASURY BOND (2.2%)
              US T-Bond 6.875% Due 8/15/25 ......................        213,799

              U.S. TREASURY NOTES (23.5%)
915,000       US T-Note 5.50% Due 11/15/98 .......................       909,565
115,000       US T-Note 6.50% Due 5/31/01 ........................       115,629
863,000       US T-Note 6.50% Due 8/15/05 ........................       860,575
410,000       US T-Note 7.00% Due 7/15/06 ........................       421,788
                                                                      ----------
                                                                       2,307,557
                                                                      ----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $2,526,858) ................................      2,521,356

              TOTAL INVESTMENTS (96.5%)
               (Cost $8,743,463) ................................      9,486,410

              OTHER ASSETS IN EXCESS OF
               LIABILITIES (3.5%) ...............................        342,015

              TOTAL INVESTMENTS (100.0%) ........................    $ 9,828,425
                                                                     ===========

 +    Non-income producing security.

(A) SEC Rule 144A security. Such security has limited markets and is traded among "qualified institutional buyers."





  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                      TOMORROW SHORT-TERM RETIREMENT FUND

              COMMON STOCKS (56.5%)
              BASIC MATERIALS - (3.0%)
    677       Dow Chemical Co ....................................       $58,984
  2,337       Placer Dome Inc ADR ................................        38,268
    754       Kimberly-Clark Corp ................................        37,512
    417       Vulcan Materials Co ................................        32,735
    530       Lubrizol Corp ......................................        22,227
  3,700      +Hecla Mining Co ....................................        19,887
    885       Barrick Gold Corp ..................................        19,470
  1,500      +Coeur D'Alene Mines Corp ...........................        19,406
    288       Du Pont E I De Nemours & Co ........................        18,108
    266       Crown Cork & Seal Inc ..............................        14,214
    700       Quaker Chemical Corp ...............................        12,163
    100       Harris Corp ........................................         8,400
  1,100      +Amax Gold Inc ......................................         6,737
    140       Olin Corp ..........................................         5,468
    120       BF Goodrich Co .....................................         5,198
    335       Calgon Carbon Corp .................................         4,648
     46       Phelps Dodge Corp ..................................         3,919
     68       Nucor Corp .........................................         3,842
     36       Aluminum Company of America ........................         2,713
    100       Stephan Chemical Co ................................         2,463
     27       Rohm & Haas Co .....................................         2,432
     67       IMC Global Inc .....................................         2,345
     31       Reynolds Metals Co .................................         2,209
     40       Consolidated Papers Inc ............................         2,160
     78       Allegheny Teledyne Inc .............................         2,107
     44       Bowater Inc ........................................         2,035
     51       Newmont Mining Corp ................................         1,989
     60       Inco Ltd ...........................................         1,804
     30       Champion International Corp. .......................         1,657
     40       Ferro Corp .........................................         1,482
    160       Ethyl Corp .........................................         1,480
     57       Gencorp Inc ........................................         1,318
     21       Great Lakes Chemical Corp. .........................         1,100
     35       Georgia Gulf Corp ..................................         1,018
     44       Engelhard Corp .....................................           921
     49       RPM Inc ............................................           900
     20       Avery Dennison Corp ................................           802
     36       Crompton & Knowles Corp ............................           801
     12       BetzDearborn Inc. ..................................           792
     18       Bemis Inc ..........................................           781
     22       Chesapeake Corp ....................................           742
     30       Schulman Inc .......................................           739
     28       Cyprus Amax Minerals Co. ...........................           686
     20       Westvaco Corp ......................................           629
     11       Fuller H B Co ......................................           605
     29       Glatefelter (PH) Co ................................           580
      7      +FMC Corp ...........................................           556
     28       Wausau Paper Mills Co ..............................           529
     10       Sealed Air Corp ....................................           475


                       See notes to financial statements              Page 21



  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)


     37       Lawter International Inc ...........................       $   467
     23       Oregon Steel Mills .................................           458
     41      +Bethlehem Steel Corp.. .............................           428
     14       Sonoco Products Co .................................           426
      9      +MAXXAM Inc .........................................           421
      9       Carpenter Tech Corp ................................           412
     12       Dexter Corp ........................................           384
     24       Unisource Worldwide Inc ............................           384
     18       Brush Wellman Inc. .................................           377
     10       James River Corp ...................................           370
     60       Battle Mountain Gold Co ............................           341
      7       Cleveland Cliffs Inc. ..............................           285
     45       Echo Bay Mines Ltd .................................           259
      3       Deltic Timber Corp .................................            88
      4       Primex Technologies Inc ............................            85
                                                                      ---------
                                                                         377,221
                                                                       ---------
              CONSUMER CYCLICAL (5.6%)
  2,500       Chrysler Corp ......................................        82,031
  2,004       Gap Inc. ...........................................        77,905
  2,121       Mattel Inc .........................................        71,849
    853       Eastman Kodak Co ...................................        65,468
    594       Penney (J.C.) & Co, Inc. ...........................        30,999
    844       Miller (Herman) Inc ................................        30,384
    924       Viacom Inc. Cl B ...................................        27,720
  1,500       AMC Entertainment Inc ..............................        27,562
  1,000       TJX Companies Inc ..................................        26,375
    520       Harley Davidson Inc ................................        24,928
    400       Nike Inc., Cl B ....................................        23,350
  1,000       Russ Berrie & Co Inc ...............................        21,938
  1,700       Playboy Enterprises Inc Cl B .......................        19,656
  1,300       Falcon Products Inc ................................        17,469
  1,300       Nashua Corp. .......................................        14,138
    140       Gannet Inc .........................................        13,825
    229       May Department Stores Co ...........................        10,820
    183       CVS Corp ...........................................         9,379
    300       Fruit of the Loom Inc ..............................         9,300
    169       Dayton Hudson Corp .................................         8,989
    155       General Motors Corp ................................         8,632
  1,100       +American Media Inc. ...............................         7,700
    230       Mirage Resorts Inc. ................................         5,808
    127       South Down Inc .....................................         5,540
    350       Office Max Inc. ....................................         5,053
    110       Masco Corp .........................................         4,593
    300       Champion Enterprises Inc ...........................         4,462
    120       King World Productions Inc .........................         4,200
    200       Navistar International Corp ........................         3,450
     60       Whirlpool Corp .....................................         3,274
      6       Washington Post Co .................................         2,388
    300       Uno Restaurant Corp ................................         2,119
    168       K Mart Stores ......................................         2,058


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     61       Hasbro Inc .........................................       $ 1,731
     34      +Jones Apparel Group ................................         1,624
     29       Fluor Corp .........................................         1,600
     32       Harcourt General ...................................         1,524
     30       Tribune Co. ........................................         1,442
     29       McDonald's Corp. ...................................         1,401
     31       HON Industries Inc. ................................         1,372
     40      +HSN Inc ............................................         1,250
     35       Dillards Inc - Cl A ................................         1,212
     34       Circuit City Stores Inc ............................         1,209
     38       Wallace Computer Services Inc. .....................         1,142
     27       Black & Decker Corp ................................         1,004
     83      +Burlington Industries Inc ..........................           996
     12       Armstrong World Industries Inc .....................           880
     57      +Best Buy Co ........................................           848
     20       Dow Jones & Co Inc .................................           804
     18       Belo (AH) Corp .....................................           749
     20       Echlin Inc. ........................................           720
     24       Lands' End Inc .....................................           711
     20       Callaway Golf Co ...................................           710
     35       Viad Corp ..........................................           674
     17       TCA Cable TV Inc ...................................           640
     10       Mercantile Stores Co ...............................           629
     26       Cooper Tire & Rubber Co ............................           572
     20       Sbarro Inc .........................................           555
     20       Banta Corp. ........................................           542
      8       Houghton Mifflin Co ................................           534
     20       Longs Drug Stores ..................................           524
     19      +Mac Frugals Bargains Closeout ......................           518
     14       Carlisle Companies Inc .............................           488
     18      +Jacobs Engineering Group Inc .......................           484
     10      +Chris Craft Industries Inc .........................           482
     22       CPI Corp ...........................................           462
     13       Scholastic Corp ....................................           455
     10       Leggett & Platt Inc ................................           430
     16       Lee Enterprises Inc. ...............................           422
      6       Home Depot Inc .....................................           414
     22       Duty Free International Inc ........................           412
     15       Arvin Industries Inc ...............................           409
     20       International Game Technologies ....................           355
     18      +Ann Taylor Stores Corp .............................           351
     20       Reynolds & Reynolds Cl A ...........................           315
    100      +Intelligent Electronics Inc. .......................           281
     44       Shoney's Inc .......................................           261
     30      +Buffets Inc ........................................           253
     81       Service Merchandise Inc ............................           243
      8      +Footstar Inc .......................................           209
    100       CML Group Inc ......................................           181
                                                                       ---------
                                                                         708,386
                                                                       ---------


Page 22                   See notes to financial statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

              CONSUMER NON-CYCLICAL (6.6%)
  1,262       Colgate-Palmolive Co ...............................       $82,346
  1,699       Heinz H J Co .......................................        78,366
  2,039       Albertsons Inc .....................................        74,424
    341       Unilever NV ADR ....................................        72,995
  1,689       UST Inc. ...........................................        46,870
    473       Kellogg Co .........................................        40,501
  1,830       Genovese Drugs Stores Inc ..........................        36,028
  1,386       Archer Daniels Midland Co ..........................        32,571
    704       Anheuser-Busch Companies Inc. ......................        29,524
    651       Dean Foods Co. .....................................        26,284
    542       Lancaster Colony Corp ..............................        26,219
  1,534       Flowers Industries Inc .............................        25,790
  1,300       Goodmark Foods Inc .................................        24,375
    630       Supervalu Inc. .....................................        21,735
    800       Caseys General Stores Inc ..........................        17,225
    264       Conagra Inc ........................................        16,929
    177       Gillette Co. .......................................        16,771
    160       Pioneer Hi Bred International ......................        12,800
    152       Ralston Purina Co ..................................        12,493
    129       CPC International Inc. .............................        11,908
    541       The Limited Inc ....................................        10,955
    150       Coca Cola Co .......................................        10,463
    300       Delechamps Inc .....................................         9,600
    171       Philip Morris Companies Inc. .......................         7,588
    178       Pepsico Inc. .......................................         6,686
    200       Ross Stores Inc. ...................................         6,538
    120      +Fred Meyer Inc .....................................         6,202
    200       International Multifoods Corp ......................         5,025
    131       Universal Foods Corp ...............................         4,994
    100       New York Times Co Cl A .............................         4,950
    156       Kroger Co ..........................................         4,524
    100       Quaker Oats Co .....................................         4,487
    300       Blair Corp .........................................         4,312
    100      +Williams Sonoma Inc. ...............................         4,275
    233       Ruddick Corp .......................................         3,845
     47       General Mills Inc ..................................         3,061
     83       Sysco Corp .........................................         3,030
    128       IBP Inc ............................................         2,976
     35       Avon Products Inc ..................................         2,470
     88       Premark International ..............................         2,354
     38       Hershey Foods Corp .................................         2,102
     41       International Flavors & Fragrances Inc .............         2,070
     32       American Stores Co .................................         1,580
     32       Safeway Inc ........................................         1,476
     72       Tyson Foods Inc Cl A ...............................         1,377
     10       Clorox Co. .........................................         1,320
     22       Tambrands Inc. .....................................         1,097
     22       Ecolab Inc .........................................         1,050
     31       Coors (Adoph) Cl B .................................           825
     23       Hannaford Brothers Co ..............................           818


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     30       Coca Cola Entrerprises Inc .........................       $   690
     13       Brown-Forman Corp Cl B .............................           634
     35       Savannah Foods & Industries ........................           615
     35       Dial Corp ..........................................           547
     25       Lance Inc ..........................................           478
     10       Dreyers Grand Ice Cream Inc ........................           395
     14       Church & Dwight Co Inc .............................           375
     16       First Brands Corp ..................................           367
                                                                       ---------
                                                                         832,305
                                                                       ---------
              ENERGY (7.3%)
  2,952       Royal Dutch Petroleum Co ADR .......................       160,515
  1,860       Exxon Corp .........................................       114,390
  1,200       Mobil Corp. ........................................        83,850
  1,105       Chevron Corp .......................................        81,701
  1,701       Phillips Petroleum Co. .............................        74,419
    574       Schlumberger Ltd ...................................        71,750
  2,628       Occidental Petroleum Corp ..........................        65,864
    568       Texaco Inc .........................................        61,770
    459       Amoco Corp .........................................        39,904
  1,600       Berry Petroleum Cl A ...............................        30,400
  1,800      +HS Resources Inc ...................................        25,425
    400       Triton Energy Ltd ..................................        18,325
    700      +Tuboscope Vetco International Corp .................        13,913
    724       Quaker State Corp ..................................        11,041
    266      +Global Marine Inc ..................................         6,184
     84       Atlantic Richfield Co. .............................         5,922
  1,000      +Getty Petroleum Marketing ..........................         5,000
    139       Apache Corp ........................................         4,517
     74       Anadarko Petroleum Co ..............................         4,440
    300      +Crown Central Petroleum Cl A .......................         4,387
     51       Halliburton Co .....................................         4,042
    124       USX-Marathon Group New .............................         3,581
     76       Williams Companies Inc .............................         3,325
     64       Burlington Resources Inc ...........................         2,824
     61       Baker Hughes Inc ...................................         2,360
     36      +Ensco International Inc ............................         1,899
     49      +Weatherford Enterra Inc ............................         1,887
     73      +Nabors Industries Inc ..............................         1,825
     34       Coastal Corp .......................................         1,808
     54       Tosco Corp .........................................         1,617
     36       Tidewater Inc ......................................         1,584
     26      +Smith International Inc ............................         1,580
     22       Amerada Hess Corp. .................................         1,222
     21      +BJ Services Co .....................................         1,126
     28       Valero Energy Corp .................................         1,015
     31      +Varco International Inc ............................         1,000
     28       Parker & Parsley Petroleum Co ......................           990
     28       Mapco Inc ..........................................           882
     18       National Fuel Gas Co ...............................           755

                       See notes to financial statements                 Page 23




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     75       Ranger Oil Ltd. ....................................       $   698
     20       Ultra Diamond Shamrock Corp. .......................           653
     58       Parker Drilling Co .................................           645
     13       Murphy Oil Corp ....................................           634
     10       Helmerich & Payne Inc ..............................           576
                                                                       ---------
                                                                         922,245
                                                                       ---------
              FINANCE (5.7%)
    400       Cigna Corp .........................................        71,000
  1,065       Lincoln National Corp Ltd. .........................        68,559
    900       Summit Bankcorp ....................................        45,113
    600       Comerica Inc .......................................        40,800
    400       Chase Manhattan Corp ...............................        38,825
    586       Bankamerica Corp ...................................        37,834
    400       Progressive Corp ...................................        34,800
    800       Southtrust Corp ....................................        33,100
  1,500       Mid Am Inc .........................................        27,375
  1,600       Hilb, Rogal, & Hamilton Co .........................        27,200
    600       Commerce Bancshares Inc ............................        27,150
  1,000       HCC Insurance Holdings Inc .........................        26,688
    400       Charter One Financial ..............................        21,550
    320       U.S. Bancorp .......................................        20,520
    500       Mercantile Bankshares Corp .........................        20,000
    300       Travelers Group Inc ................................        18,919
    246       American Express Co. ...............................        18,327
    400       Paine Webber Group Inc .............................        14,000
    320       Charles Schwab & Co Inc ............................        13,020
    400       American Federal Bank ..............................        12,900
    500       State Auto Financial Corp ..........................        11,250
    100       Republic NY Corp ...................................        10,750
    220       State Street Corp ..................................        10,175
    200       Provident Financial Group Inc ......................         8,550
    300       F & M National Corp ................................         7,800
    100       Nationsbank Corp ...................................         6,450
    100       AFLAC Inc ..........................................         4,725
    100       Collective Bancorp Inc .............................         4,488
    200       First Commonwealth Financial Corp ..................         4,250
     90       UNUM Corp ..........................................         3,780
    300       EMC Insurance Group Inc ............................         3,713
     50       Marsh & McLennan Cos ...............................         3,569
     32       Loews Corp .........................................         3,204
     36       Chubb Corp .........................................         2,407
    100       Centris Group Inc ..................................         2,112
     40       National City Corp .................................         2,100
     32       Northern Trust Corp ................................         1,548
     29       Pacific Century Financial ..........................         1,341
     11       Transatlantic Holdings Inc .........................         1,092
     15       Franklin Resource Inc ..............................         1,088
     22       American General Corp ..............................         1,050
     22       Dauphin Deposit Corp ...............................           980
     21       Wilmington Trust Co ................................           961


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     20      +Policy Management Systems Corp ....................       $   940
     38       City National Corp .................................           914
     38       USF&G Corp .........................................           912
     10       American National Insurance Co. ....................           892
                                                                       ---------
                                                                         718,721
                                                                       ---------
              HEALTH (6.8%)
    879       Warner Lambert Co ..................................       109,216
  1,252       Bristol-Myers Squibb Co. ...........................       101,412
  1,916       Schering-Plough Corp. ..............................        91,729
  1,050       American Home Products Corp. .......................        80,325
  1,287       Corning Inc ........................................        71,589
  1,897       Pharmacia & Upjohn Inc .............................        65,921
  1,658       Columbia Healthcare Corp ...........................        65,180
  1,060      +Boston Scientific Corp .............................        65,124
    740       Amgen Inc. .........................................        43,012
    300       Lilly Eli & Co .....................................        32,794
  1,200      +Tecnol Medical Products Inc. .......................        26,700
    500      +Vencor Inc .........................................        21,625
    600      +Healthsouth Corp ...................................        14,963
    101       Pfizer Inc .........................................        12,070
    321      +Covance Inc ........................................         6,199
    170       Biogen Inc. ........................................         5,759
    165      +Tenet Healthcare Corp ..............................         4,878
    100       Beckman Instruments Inc ............................         4,825
     77       Cardinal Health Inc ................................         4,408
    167      +Humana Inc .........................................         3,862
    130      +Genzyme Corp .......................................         3,607
     94       Service Corp International .........................         3,090
    140      +Chiron Corp ........................................         2,922
    300       Epitope Inc ........................................         2,362
    131       Mylan Labs Inc .....................................         1,932
     57       Bergen Brunswig Corp ...............................         1,589
     39       Mallinckrodt Inc. ..................................         1,482
     62       Pall Corp ..........................................         1,442
     65      +Value Health Inc. ..................................         1,316
     31      +Forest Labs Inc ....................................         1,285
     36      +Foundation Health Systems ..........................         1,091
     21       Bausch & Lomb Inc ..................................           990
     31      +ALZA Corp ..........................................           897
     62      +Perrigo Co .........................................           775
     20       Bard (CR) Inc ......................................           726
     22       Allergan Inc. ......................................           700
     44      +Novacare Inc .......................................           611
     19      +Centocor Inc .......................................           590
     24      +Acuson Corp ........................................           552
     22       Carter Wallace Inc .................................           393
     11       Diagnostic Products ................................           347
     14      +Datascope Corp .....................................           275
                                                                       ---------
                                                                         860,565
                                                                       ---------
Page 24                See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

              INDUSTRIALS (6.7%)
  2,006       First Data Corp ....................................       $88,139
  3,292       Westinghouse Electric Corp .........................        76,128
    702       Minnesota Mining & Manufacturing Co ................        71,604
  1,288       Emerson Electric Co. ...............................        70,920
  2,017       Waste Management Inc ...............................        64,796
    800       General Electric Co ................................        52,300
  1,200       Equifax Inc. .......................................        44,625
    671      +HFS Inc ............................................        38,918
  1,000       Raymond Corp .......................................        32,656
  1,500       ABM Industrials Inc ................................        28,969
    428       Omnicom Group Inc ..................................        26,376
  1,300       Sevenson Environmental Services Co .................        25,350
  1,300       Tejon Ranch Co. ....................................        24,700
  1,000       Wackenhut Corp .....................................        24,000
  1,200      +Vallen Corp ........................................        21,900
  1,300       Oil-Dri Corp .......................................        20,881
    800       Penn Engineering & Manufacturing Corp ..............        15,700
    800       X-Rite Inc .........................................        15,200
    268       Deere & Co .........................................        14,706
    319      +York International Corp ............................        14,674
  1,000       Dames & Moore Inc ..................................        12,375
    335       Dun & Bradstreet Corp ..............................         8,794
    124       Hubbell Inc Cl B ...................................         5,456
    300       ADVO Inc ...........................................         4,875
    125       Molex Inc ..........................................         4,563
    200       Alico Inc ..........................................         3,925
    200       Brown Group Inc ....................................         3,737
     47       Tyco International Ltd .............................         3,269
     46       Textron Inc ........................................         3,053
    100       True North Communications ..........................         2,475
     59       Dresser Industries Inc .............................         2,198
     35       Interpublic Group of Companies Inc .................         2,146
     33      +Healthcare Compare Corp ............................         1,728
     21       Raychem Corp .......................................         1,562
     33      +Fiserv Inc .........................................         1,473
     35       Cognizant Corp .....................................         1,417
     23       Dover Corp .........................................         1,414
     24       Sundstrand Corp ....................................         1,340
     22       Kaydon Corp ........................................         1,092
     33       Modine Manufacturing Co. ...........................           982
     23      +Ceridian Corp ......................................           972
     13       Cummins Engine Inc .................................           917
     20       Kennametal Inc .....................................           860
     26       Kelly Services Inc Cl A ............................           816
     20       Harso Corp .........................................           810
     20      +USA Waste Services Inc .............................           773


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     23       Trinity Industries Inc .............................       $   730
     21       Keystone International Inc .........................           728
     21       Deluxe Corp ........................................           717
     11       Nordson Corp .......................................           707
     28       Ametek Inc .........................................           658
     21       Standard Register Co ...............................           643
     23       Cincinnati Milacron Inc ............................           597
     20       Durco International ................................           585
     13       Stanley Works ......................................           520
     30       Sotheby's Holdings Cl A ............................           506
     16       Teleflex Inc .......................................           500
     11       Donaldson Co Inc ...................................           418
     10       Harnischfeger Industries Inc. ......................           415
     17       Watts Industries Inc Cl A ..........................           408
     15       Albany International Corp Cl A .....................           337
     11      +A.C. Nielson Corp ..................................           216
      8      +Halter Marine Group Inc ............................           192
      4      +Echelon International Corp .........................            91
                                                                       ---------
                                                                         854,532
                                                                       ---------
              REAL ESTATE INVESTMENT TRUST (0.8%)
  1,700       Kranzco Realty Trust ...............................        28,900
  1,600       Burham Pacific Properties Inc ......................        22,000
  1,000       Getty Realty Corp ..................................        17,625
    700       Commercial Net Lease Realty ........................        10,719
    541       United Dominion Realty Trust Inc ...................         7,675
    300       CRIIMI Mae Inc. ....................................         4,800
    300       First Union Real Estate Trust ......................         4,237
    300       IRT Property Co ....................................         3,525
    200       Western Investment Real Estate .....................         2,775
    100       Universal Health Realty Income .....................         1,894
  2,100       CRI Liquidating ....................................           231
                                                                       ---------
                                                                         104,381
                                                                       ---------
              TECHNOLOGY (9.0%)
    664       Intel Corp .........................................        94,163
    700      +Microsoft Corp .....................................        88,463
  1,594       Sprint Corp ........................................        83,884
  2,223       US West Inc ........................................        83,779
  1,863       GTE Corp ...........................................        81,739
  1,800      +3Com Corp ..........................................        81,000
  1,210       Boeing Co ..........................................        64,206
  3,325      +Loral Space & Communications .......................        49,875
    505       McDonnell Douglas Corp .............................        34,593
    600       Lattice Semiconductor Corp .........................        33,900
    300      +Compaq Computer Corp ...............................        29,775
    520      +BMC Software, Inc ..................................        28,795
    300      +Novellus Systems Inc ...............................        25,950
    482      +Compuware Corp .....................................        23,015
    192      +Dell Computer Corp .................................        22,548


                       See notes to financial statements                Page 25



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

    630      +Symbol Technologies Inc. ...........................       $21,184
  1,200       Bell Industries Inc ................................        18,750
    300      +Keane Inc ..........................................        15,600
    450      +Vitesse Semiconductor Corp .........................        14,709
    533       Analog Devices Inc. ................................        14,158
    500      +Atmel Corp .........................................        14,000
    320      +Parametric Technolgy ...............................        13,620
    260       Raytheon Co ........................................        13,260
    350      +Advanced Micro Devices Inc .........................        12,600
    370       Alltel Corp ........................................        12,372
    200      +Comverse Technology Inc. ...........................        10,400
    900      +Chips & Technologies Inc ...........................         9,337
    134      +Cisco Systems Inc ..................................         8,995
    450      +NEXTEL Communications Inc Cl A .....................         8,522
    169       Bellsouth Corp. ....................................         7,837
    500       Daniel Industries Inc ..............................         7,719
    110      +Solectron Corp .....................................         7,700
    220      +Gateway 2000 .......................................         7,136
    198       A T & T Corp. ......................................         6,942
     91       Bell Atlantic Corp .................................         6,905
    200      +ADC Telecommunications Inc .........................         6,675
     99       NYNEX Corp .........................................         5,705
    100       Hewlett Packard Co .................................         5,600
    120       Southern New England Telecommunications ............         4,665
    100      +SunGard Data Systems ...............................         4,650
     64       Lucent Technologies Inc. ...........................         4,612
     58       Honeywell Inc. .....................................         4,401
    120      +Cadence Design Systems Inc .........................         4,020
     46       Eaton Corp .........................................         4,016
    100      +Seagate Technology Inc .............................         3,519
    160      +Quest Dianostic Inc ................................         3,290
    100      +Digital Microwave Corp .............................         3,000
    300      +Picturetel Corp ....................................         2,850
    400      +Novell Inc .........................................         2,775
    100      +American Management Systems Inc ....................         2,675
    460       AST Research Inc ...................................         2,429
    100      +International Rectifier Corp .......................         1,863
     35      +Litton Industries Inc ..............................         1,691
     46       Century Telephone Enterprise .......................         1,550
     48       Ikon Office Solutions Inc ..........................         1,197
     23      +Stratus Computer Inc. ..............................         1,150
     76       Sensormatic Electronics Corp .......................           979
     39       Frontier Corp ......................................           778
     20      +Thermo Electron Corp ...............................           680
     47      +Apple Computer Inc .................................           670
     11       Precision Castparts Corp ...........................           656
      9       Thiokol Corp .......................................           630
     30       Aliant Communications ..............................           585
     10      +Avnet Inc ..........................................           575


  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     12      +Storage Technology Corp ............................       $   534
     16      +Structural Dynamics Research .......................           420
     17      +Rohr Inc ...........................................           373
     12       NCR Corp ...........................................           357
     20      +360 Communications Co ..............................           342
     24      +Borland International ..............................           166
                                                                      ----------
                                                                       1,137,509
                                                                      ----------
              TRANSPORTATION (1.3%)
  1,613       Caliber Systems Inc ................................        60,084
    369       Burlington Northern Santa Fe .......................        33,164
  1,200      +Yellow Corp ........................................        26,850
    600       US Airways Group Inc. ..............................        21,000
  1,000       International Shipholding Corp .....................        17,062
     34      +Federal Express Corp. ..............................         1,963
     37       Alexander & Baldwin ................................           967
     20       Illinois Central Corp ..............................           699
     20       CNF Transportation Inc .............................           645
     24       Arnold Industries Inc ..............................           408
     26       Hunt J B Transportation Services Inc ...............           387
     19       Overseas Shipholding Group .........................           373
     10      +Consolidated Freightways Corp ......................           164
                                                                        --------
                                                                         163,766
                                                                        --------
              UTILITIES (3.7%)
  3,277       Southern Co ........................................        71,684
  1,688       Enron Corp .........................................        68,891
  1,400       Boston Edison Co. ..................................        36,925
  1,800       Cascade Natural Gas Corp ...........................        29,475
    800       GPU Inc ............................................        28,700
    415       El Paso Natural Gas ................................        22,825
  1,000       Public Service Co ..................................        19,188
    827       Montana Power Co ...................................        19,176
  1,200       Tuscon Electric Power Co ...........................        17,400
    500       Central Hudson Gas & Electric Corp .................        17,219
    800       Easterns Utilities .................................        14,600
    700       United Water Resources Inc .........................        13,563
    600       Ohio Edison Co .....................................        13,088
    240       Duke Energy Corp ...................................        11,505
    700       St. Joseph Light & Power Co ........................        11,463
    419       PG & E Corp ........................................        10,161
    245       Entergy Corp .......................................         6,707
    327       Central Maine Power Co. ............................         4,047
    100       New England Electric ...............................         3,700
    140       Edison International ...............................         3,482
    200       Empire District Electric ...........................         3,462
     66       FPL Group Inc. .....................................         3,040
    113       Puget Sound Energy Inc .............................         2,995
     68       American Electric Power Co .........................         2,856


Page 26                    See notes to financial statements




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
 OF SHARES                         SECURITY                                VALUE
 ---------                         --------                                -----

                 TOMORROW SHORT-TERM RETIREMENT FUND (continued)

    305      +Citizens Utilities Co Cl B .........................       $ 2,438
    100       Illinova Corp ......................................         2,200
     76       Allegheny Power System Inc .........................         2,028
     52      +California Energy Inc ..............................         1,976
     63       Florida Progress Corp ..............................         1,973
     57       Texas Utilities Co .................................         1,963
    100       Philadelphia Suburban Corp .........................         1,913
     54       CMS Energy Corp ....................................         1,903
     84       Pacificorp .........................................         1,848
     76       Potomac Electric Power .............................         1,757
     69       Scana Corp .........................................         1,712
     73       Houston Industries .................................         1,565
     37       Public Service Co of Colorado ......................         1,536
    135       Northeast Utilities ................................         1,291
     35       Dominion Resources Inc .............................         1,282
     32       Cinergy Corp. ......................................         1,114
     52       New York State Electric & Gas ......................         1,085
     62       Midamerican Energy Holdings ........................         1,073
     16       Columbia Gas System Inc ............................         1,044
     19       Consolidated National Gas Co .......................         1,022
     29       MCN Energy Group Inc ...............................           888
     38       Central & South West Corp ..........................           807
     20       Southwestern Public Service ........................           786
     28       Pennsylvania Enterprises Inc .......................           716
     24       Brooklyn Union Gas Co ..............................           687
     15       Hawaiian Electric Industrials ......................           579
     18       Idaho Power Co .....................................           565
     27       AGL Resources Inc ..................................           553
     20       Washington Gas Light Co ............................           503
     25       Public Service Co of New Mexico ....................           447
     13       Indiana Energy Inc .................................           318
                                                                       ---------
                                                                         475,724
                                                                       ---------
              TOTAL COMMON STOCK
               (Cost $6,270,294) ................................      7,155,355

              UNIT INVESTMENT TRUST (2.4%)
                (Cost $257,964)
  3,372       Standard & Poors Depositary Receipt ................       297,790

PRINCIPAL
AMOUNT
------
              CORPORATION DEBENTURES (4.5%)
              FINANCE (3.0%)
$40,000       AON Capital Trust A 8.205% Due 1/1/27 ..............        41,049
121,854       GMAC 1995-AA 7.15% Due 3/15/00 .....................       122,843
120,000       Morgan Stanley Group 6.875% Due 3/1/07 .............       117,820
100,000       Petrozuata Finance Inc 8.22% Due 4/1/17 (A) ........       101,809
                                                                       ---------
                                                                         383,521
                                                                       ---------

PRINCIPAL
AMOUNT                               SECURITY                             VALUE
------                               --------                             -----
                TOMORROW SHORT-TERM RETIREMENT FUND (continued)

              INDUSTRIAL (1.5%)
$130,000      British Aerospace Finance 7.50% Due 7/1/27 (A) .....      $128,623
 65,000       General Electric Corp 7.650% Due 2/23/98 ...........        65,673
                                                                       ---------
                                                                         194,296
                                                                       ---------
              TOTAL CORPORATE DEBENTURES
               (Cost $575,466) ..................................        577,817

              U.S. GOVERNMENT OBLIGATIONS (33.8%)
              U.S. TREASURY BOND (3.2%)
410,000       U.S. Treasury Bond 6.875% Due 8/15/25 ..............       411,537

              U.S. TREASURY NOTES (30.6%)
1,521,000     U.S. T-Note 5.50% Due 11/15/98 .....................     1,511,965
170,000       U.S. T-Note 6.50% Due 5/31/01 ......................       170,930
1,644,000     U.S. T-Note 6.50% Due 8/18/05 ......................     1,639,381
535,000       U.S. T-Note 7.00% Due 7/15/06 ......................       550,381
                                                                       ---------
                                                                       3,872,657
                                                                       ---------

              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $4,290,467) ................................      4,284,195
                                                                       ---------

              TOTAL INVESTMENTS (97.2%)
               (Cost $11,394,191)................................     12,315,156

              OTHER ASSETS IN EXCESS OF
                 Liabilities (2.8%) .............................        349,506
                                                                       ---------

              TOTAL NET ASSETS (100.0%)..........................    $12,664,662
                                                                     ===========

  +   Non-income producing security.

 (A) SEC Rule 144A security. Such security has limited markets and is traded among "qualified institutional buyers."

                       See notes to financial statements                Page 27

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (UNAUDITED)

                                                         LONG-             MEDIUM-        SHORT-
                                                         TERM              TERM           TERM
                                                         RETIREMENT        RETIREMENT     RETIREMENT
                                                         ----------        ----------     ----------


   ASSETS
Investments at value (+) ...........................   $  2,873,342    $  9,486,410    $ 12,315,156
Cash and cash equivalents ..........................        210,347         316,987         293,903
Receivable for Fund shares sold ....................          1,528           9,166               0
Receivable for securities sold .....................         25,702         118,386         150,493
Receivable from Adviser ............................          9,546           5,701           2,399
Dividends and interest receivable ..................         14,361          59,902          96,800
Deferred organizational costs and
        prepaid expenses ...........................         34,137          34,666          34,939
                                                         ----------    ------------     -----------
                                                          3,168,963      10,031,218      12,893,690
                                                         ----------    ------------     -----------

   LIABILITIES
Payable for investment securities purchased ........              0         109,183         129,034
Accrued distribution fees payable (Adviser Shares) .          3,392           3,574           4,830
Accrued service fees payable (Institutional Shares)             735             922             915
Organization expenses payable ......................         47,200          47,110          47,110
Other accrued expenses .............................         39,144          42,004          47,139
                                                         ----------    ------------     -----------
                                                             90,471         202,793         229,028
                                                         ----------    ------------     -----------
   NET ASSETS ......................................   $  3,078,492    $  9,828,425    $ 12,664,662
                                                       ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001) .........   $        394    $      1,122    $      1,269
Paid-in surplus ....................................      2,755,815       9,002,364      11,585,422

Accumulated undistributed net investment income ....         12,595          60,909         116,038
Undistributed realized gains on investments ........         14,008          21,083          40,968
Net unrealized appreciation on investments .........        295,680         742,947         920,965
                                                         ----------    ------------     -----------
NET ASSETS .........................................   $  3,078,492    $  9,828,425    $ 12,664,662
                                                       ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
        ADVISER SHARES:
Net Assets .........................................   $  2,461,011    $  8,953,312    $ 11,761,362
Shares of beneficial interest issued and outstanding        315,584       1,019,917       1,179,327
Net asset value per share ..........................   $       7.80    $       8.78    $       9.97
                                                       ============    ============    ============

    INSTITUTIONAL SHARES:
Net Assets .........................................   $    617,481    $    875,113    $    903,300
Shares of beneficial interest issued and outstanding         78,289         102,194          89,966
Net asset value per share ..........................   $       7.89    $       8.56    $      10.04
                                                       ============    ============    ============
(+) Investments at cost ............................      2,577,662       8,743,463      11,394,191

UNREALIZED APPRECIATION/(DEPRECIATION): *
        Gross appreciation .........................        340,845         882,144       1,083,378
        Gross depreciation .........................        (45,165)       (139,197)       (162,413)
                                                         ----------    ------------     -----------
NET UNREALIZED APPRECIATION ........................        295,680         742,947         920,965
                                                       ============    ============    ============


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost See notes to financial statements



Page 28                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


                                                           LONG-TERM       MEDIUM-TERM     SHORT-TERM
                                                           RETIREMENT      RETIREMENT      RETIREMENT
                                                           ----------      ----------      ----------

INVESTMENT INCOME:
Dividends .............................................   $    20,313    $    55,329    $    70,826
Interest ..............................................        15,037         78,815        142,567
Other .................................................            43            138             20
                                                          -----------   ------------   -----------
                                                               35,393        134,282        213,413
                                                          -----------   ------------   -----------
EXPENSES:
Investment advisory fees - Note 5 .....................         9,095         30,866         41,268
Fund accounting fees ..................................        19,414         18,298         19,414
Professional fees .....................................        15,303         23,292         27,744
Registration fees and expenses ........................        12,206         11,967         13,719
Transfer agent fees and expenses (Advisor Shares) .....         9,891          9,999          9,891
Transfer agent fees and expenses (Institutional Shares)         9,891          9,999          9,891
Custodian fees and expenses ...........................         7,852          6,116          5,567
Distribution fees (Adviser Shares) - Note 5 ...........         4,962         19,427         26,100
Amortization of organization costs ....................         4,708          4,701          4,701
Shareholders' reports .................................         4,156          6,148          8,990
Trustees' fees and expenses ...........................         3,013          3,013          3,513
Administration fees - Note 5 ..........................         1,091          3,704          4,952
Service fees (Institutional Shares) - Note 5 ..........           551            575            706
Other expenses ........................................         1,039          1,677          1,203
                                                          -----------   ------------   -----------
TOTAL EXPENSES ........................................       103,172        149,782        177,659
Less fees waived by Adviser and Administrator - Note 5        (10,186)       (34,570)       (46,220)
Less expenses reimbursed by adviser - Note 5 ..........       (71,056)       (41,379)       (33,797)
Less expenses paid indirectly - Note 7 ................        (1,259)        (2,396)        (2,055)
                                                          -----------   ------------   -----------
NET EXPENSES ..........................................        20,671         71,437         95,587
                                                          -----------   ------------   -----------
NET INVESTMENT INCOME .................................        14,722         62,845        117,826
                                                          -----------   ------------   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on Net realized gain on investments .        14,132         22,545         43,014
Change in unrealized appreciation on investments ......       263,055        671,484        841,067

NET GAIN ON INVESTMENTS ...............................       277,187        694,029        884,081
                                                          -----------   ------------   -----------

NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS ...............................   $   291,909    $   756,874    $ 1,001,907
                                                          ===========    ===========    ===========




                       See notes to financial statements              Page 29

TOMORROW FUNDS RETIREMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                                    LONG-TERM                        MEDIUM-TERM
                                                                    RETIREMENT                       RETIREMENT
                                                                    ----------                       ----------
                                                               SIX                             SIX
                                                              MONTHS          PERIOD          MONTHS          PERIOD
                                                              ENDED           ENDED           ENDED           ENDED
                                                             6/30/97+        12/31/96*        6/30/97+        12/31/96*
                                                             --------        ---------        --------        ---------

OPERATIONS:
Net investment income ................................   $     14,722    $      5,770    $     62,845    $     17,615
Net realized gain
        on investments ...............................         14,132           7,802          22,545          24,377
Change in unrealized
        appreciation on investments ..................        263,055          32,625         671,484          71,463
                                                         ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ....................        291,909          46,197         756,874         113,455
                                                         ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
        Adviser Shares ...............................              0          (7,897)              0         (11,718)
        Institutional Shares .........................              0               0               0          (7,833)
                                                         ------------    ------------    ------------    ------------
TOTAL DIVIDENDS TO SHAREHOLDERS
        FROM NET INVESTMENT INCOME ...................              0          (7,897               0         (19,551)

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
        Adviser Shares ...............................              0          (6,017)              0         (23,803)
        Institutional Shares .........................              0          (1,909)              0          (2,036)
                                                         ------------    ------------    ------------    ------------
TOTAL DISTRIBUTIONS FROM NET
        REALIZED GAINS ...............................              0          (7,926)              0         (25,839)
                                                         ------------    ------------    ------------    ------------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ..................................      2,211,704       1,256,481       6,448,275       3,739,365
        Shares issued in reinvestment
          of dividends and distributions .............              0          15,823               0          45,391
        Shares redeemed ..............................       (685,012)        (42,787)     (1,057,909)       (171,636)
                                                         ------------    ------------    ------------    ------------
NET INCREASE FROM
        CAPITAL SHARE TRANSACTIONS ...................      1,526,692       1,229,517       5,390,366       3,613,120
                                                         ------------    ------------    ------------    ------------

TOTAL INCREASE IN NET ASSETS .........................      1,818,601       1,259,891       6,147,240       3,681,185

NET ASSETS:
Beginning of period ..................................      1,259,891               0       3,681,185               0
                                                         ------------    ------------    ------------    ------------
End of period+ .......................................   $  3,078,492    $  1,259,891    $  9,828,425    $  3,681,185
                                                         ============    ============    ============    ============

  + Includes undistributed/
    (overdistributed) net
    investment income ................................   $     12,595         ($2,127)        $60,909         ($1,936)
                                                         ============         =======         =======         =======


                                                                    SHORT-TERM
                                                                    RETIREMENT
                                                                    ----------
                                                              SIX
                                                             MONTHS            PERIOD
                                                             ENDED             ENDED
                                                            6/30/97+         12/31/96*
                                                            --------         ---------
OPERATIONS:
Net investment income ................................   $    117,826    $     20,990
Net realized gain
        on investments ...............................         43,014             232
Change in unrealized
        appreciation on investments ..................        841,067          79,898
                                                         ------------     -----------
NET INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS ....................      1,001,907         101,120
                                                         ------------     -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
        Adviser Shares ...............................              0         (22,778)
        Institutional Shares .........................              0               0
                                                         ------------     -----------
TOTAL DIVIDENDS TO SHAREHOLDERS
        FROM NET INVESTMENT INCOME ...................              0         (22,778)

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
        Adviser Shares ...............................              0          (2,278)
        Institutional Shares .........................              0               0
                                                         ------------     -----------
TOTAL DISTRIBUTIONS FROM NET
        REALIZED GAINS ...............................              0          (2,278)
                                                         ------------     -----------

TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST:
Received on issuance:
        Shares sold ..................................      8,907,822       4,786,563
        Shares issued in reinvestment
          of dividends and distributions .............              0          25,055
        Shares redeemed ..............................     (2,007,737)       (125,012)
                                                         ------------     -----------
NET INCREASE FROM
        CAPITAL SHARE TRANSACTIONS ...................      6,900,085       4,686,606
                                                         ------------     -----------

TOTAL INCREASE IN NET ASSETS .........................      7,901,992       4,762,670

NET ASSETS:
Beginning of period ..................................      4,762,670               0
                                                         ------------     -----------
End of period+ .......................................   $ 12,664,662    $  4,762,670
                                                         ============    ============

  + Includes undistributed/
    (overdistributed) net
    investment income ................................   $    116,038    ($     1,788)
                                                         ============    ============




+       Unaudited.
*       Commencement of operations March 7, 1996.

Page 30                    See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  GENERAL

    The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds of the Tomorrow Funds
Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund only (collectively the "Funds").

    The  Trust  offers  two  classes  of  shares:   Adviser   Class  Shares  and
Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees. Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION

    Common Stock- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.
    Bonds- Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.
    Money Market Securities- Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.
    Foreign Securities- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.
    Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identifiecation method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.
    During the six months ended June 30, 1997, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

TOMORROW FUNDS RETIREMENT TRUST

FEDERAL INCOME TAXES

    Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from Net investment Income- Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

    Distributions from Capital Gains- Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.
    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES

    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES

    Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

    The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the six months ended June 30, 1997.

    WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

TOMORROW FUNDS RETIREMENT TRUST

    The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the Funds for the six months ended June 30, 1997.

    The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the six months ended June 30, 1997 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $4,962, $19,427 and $26,100, respectively. Of these amounts, WPG earned $897, $9,713 and $12,995, respectively.

    The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan ( the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the six months ended June 30, 1997 payments made pursuant to the Institutional Service Plan from the Long-Term fund, Medium-Term Fund and Short-Term Fund amounted to $551, $575 and $706, respectively.

6. SECURITIES TRANSACTIONS

    Sale proceeds, cost of securities sold and purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 1997 were as follows:

                         PROCEEDS        COST OF               COMMISSIONS
                       OF SECURITIES   SECURITIES      TOTAL    RECEIVED
                          SOLD          PURCHASED   COMMISSIONS   BY WPG
                          ----          ---------   -----------   ------

Long-Term ...........   $ 199,932      $1,482,627       $ 999     $  895
Medium-Term .........   1,247,188       6,391,735       2,551      2,289
Short-Term ..........   2,668,925       9,279,231       3,870      3,688

7. CUSTODIAN FEES

    Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 1997 were as follows:


                    CUSTODIAN FEE   OFFSET CREDIT
                    -------------   -------------

Long-Term               $7,852       $1,259
Medium-Term             6,116         2,396
Short-Term              8.990         2,055

    The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian

TOMORROW FUNDS RETIREMENT TRUST

8. CAPITAL SHARE TRANSACTIONS

   Transaction in shares of the Funds are summarized below:

LONG-TERM

                                             SIX MONTHS ENDED               PERIOD ENDED
                                        JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996*
                                        -------------------------       ------------------
                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------

ADVISER CLASS SHARES
Sold .............................       256,489    $ 1,820,519        143,309    $   977,964
Reinvested from dividends
    and distributions ............          --             --            1,985         13,914
Redeemed .........................       (80,949)      (573,394)        (5,250)       (35,184)
                                       ---------    -----------      ---------   ------------
Net increase - Adviser Class .....       175,540    $ 1,247,113        140,044    $   956,694
                                       ---------    -----------      ---------   ------------

INSTITUTIONAL CLASS SHARES
Sold .............................        53,869    $   391,185         40,904    $   278,517
Reinvested from dividends
    and distributions ............          --             --              270          1,909
Redeemed .........................       (15,594)      (111,618)        (1,160)        (7,603)
                                       ---------    -----------      ---------   ------------
Net increase - Institutional Class        38,275    $   279,567         40,014    $   272,823
                                       ---------    -----------      ---------   ------------

Net increase in Fund .............       213,815    $ 1,526,692        180,058    $ 1,229,517
                                       ---------    -----------      ---------   -----------


*Adviser  Shares - For the period March 7, 1996 (initial  offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.



MEDIUM-TERM
                                             SIX MONTHS ENDED               PERIOD ENDED
                                        JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996*
                                        -------------------------       ------------------
                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------
ADVISER CLASS SHARES
Sold .............................       709,456    $ 5,765,121        434,251    $ 3,434,858
Reinvested from dividends
    and distributions ............          --             --            4,374         35,521
Redeemed .........................      (112,926)      (932,741)       (15,238)      (118,433)
                                       ---------    -----------      ---------   ------------
Net increase - Adviser Class .....       596,530    $ 4,832,380        423,387    $ 3,351,946
                                       ---------    -----------      ---------   ------------

INSTITUTIONAL CLASS SHARES
Sold .............................        83,629    $   683,154         39,564    $   304,507
Reinvested from dividends
   and distributions .............          --             --            1,248          9,870
Redeemed .........................       (15,168)      (125,168)        (7,079)       (53,203)
                                       ---------    -----------      ---------   ------------
Net increase - Institutional Class        68,461    $   557,986         33,733    $   261,174
                                       ---------    -----------      ---------   ------------

Net increase in Fund .............       664,991    $ 5,390,366        457,120    $ 3,613,120
                                       ---------    -----------      ---------   ------------


*Adviser  Shares - For the period March 7, 1996 (initial  offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.


TOMORROW FUNDS RETIREMENT TRUST


SHORT-TERM

                                             SIX MONTHS ENDED               PERIOD ENDED
                                        JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996*
                                        -------------------------       ------------------
                                         SHARES       AMOUNT           SHARES       AMOUNT
                                         ------       ------           ------       ------
ADVISER CLASS SHARES
Sold .............................       890,816    $ 8,231,540        498,279    $ 4,497,333
Reinvested from dividends
        and distributions ........          --             --            2,714         25,055
Redeemed .........................      (198,090)    (1,870,108)       (14,392)      (123,915)
                                       ---------    -----------      ---------   ------------
Net increase - Adviser Class .....       692,726    $ 6,361,432        486,601    $ 4,398,473
                                       ---------    -----------      ---------   ------------

INSTITUTIONAL CLASS SHARES
Sold .............................        71,685    $   676,283         33,138    $   289,230
Redeemed .........................       (14,735)      (137,630)          (122)        (1,097)
                                       ---------    -----------      ---------   ------------
Net increase - Institutional .....        56,950    $   538,653         33,016    $   288,133
                                       ---------    -----------      ---------   ------------

Net increase in Fund .............       749,676    $ 6,900,085        519,617    $ 4,686,606
                                       ---------    -----------      ---------   ------------

*Adviser  Shares - For the period March 7, 1996 (initial  offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS

               $ PER SHARE



                                                           Net
                                     Net                Realized      Total     Dividends   Distr-          Net
                                    Asset                  and        Income      From     butions          Asset
                                   Value at   Net       Unrealized     From       Net       from    Total   Value at
                                   Beginning  Investment   Gains     Investment Investment Capital  Distr-  End of
                                   of Period  Income     Securities  Operations  Income     Gains   butions Period
                                   ---------  ------     ----------  ----------  ------     -----   ------- ------

LONG-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996   $   6.50   0.04         0.55      0.59      (0.06)     (0.05)  (0.11)  $  6.98
For the six months ended
        June 30, 1997 (Unaudited)       6.98   0.06         0.76      0.82       0.00       0.00    0.00      7.80

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996       6.51   0.04         0.55      0.59       0.00      (0.05)  (0.05)     7.05
For the six months ended
        June 30, 1997 (Unaudited)       7.05   0.01         0.83      0.84       0.00       0.00    0.00      7.89

MEDIUM-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996       7.50   0.04         0.63      0.67      (0.03)     (0.07)  (0.10)     8.07
For the six months ended
        June 30, 1997 (Unaudited)       8.07   0.05         0.66      0.71       0.00       0.00    0.00      8.78

Institutional Shares
For the period April 2, 1996*
        through December 31, 1996       7.53   0.10         0.55      0.65      (0.25)     (0.07)  (0.32)     7.86
For the six months ended
        June 30, 1997 (Unaudited)       7.86   0.27         0.43      0.70       0.00       0.00    0.00      8.56

SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996       8.50   0.06         0.72      0.78      (0.06)     (0.06)  (0.12)     9.16
For the six months ended
        June 30, 1997 (Unaudited)       9.16   0.10         0.71      0.81       0.00       0.00    0.00      9.97

Institutional Shares
For the period March 7, 1996*
        through December 31, 1996       8.51   0.00         0.70      0.70       0.00       0.00    0.00      9.21
For the six months ended
        June 30, 1997 (Unaudited)       9.21   0.08         0.75      0.83       0.00       0.00    0.00     10.04



                                                                                    RATIOS
                                                                                                               RATIO INFORMATION
                                                                                                            ASSUMING NO FEE WAIVERS,
                                                                                                               REIMBURSEMENTS OR
                                                                     RATIO OF                                      CUSTODY FEE
                                                         RATIO OF      NET                                 EARNINGS CREDIT RECEIVE
                                                         EXPENSES    INCOME TO                            RATIO OF        RATIO OF
                                                  NET   TO AVERAGE   AVERAGE    PORTFOLIO  AVERAGE        EXPENSES       NET INCOME
                                        TOTAL    ASSETS    NET        NET       TURNOVER   COMMISSIONS   TO AVERAGE      TO AVERAGE
                                       RETURN++ (000'S)   ASSETS+    ASSETS+     RATE!     PER SHARE     NET ASSETS+     NET ASSETS+
                                       ----------------   -------    -------     -----     ---------     -----------     -----------



LONG-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996       9.08%   $  978     1.75%     1.63%      25.09%       0.03        45.36%          -41.98%
For the six months ended
        June 30, 1997 (Unaudited)      11.75%    2,461     1.75%     1.17%       8.60%       0.03         7.95%          -5.03%

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996       9.03%      282     1.50%     1.97%      25.09%       0.03        40.49%         -37.02%
For the six months ended
        June 30, 1997 (Unaudited)      11.91%      617     1.50%     1.42%       8.60%       0.03        11.04%         -8.12%

MEDIUM-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996       8.89%    3,416     1.75%     1.73%      22.56%       0.03        15.88%         -12.40%
For the six months ended
        June 30, 1997 (Unaudited)       8.80%    8,953     1.75%     1.51%      16.11%       0.03         3.42%          0.16%

Institutional Shares
For the period April 2, 1996*
        through December 31, 1996       8.54%      265     1.50%     1.96%      22.56%       0.03        20.86%         -17.40%
For the six months ended
        June 30, 1997 (Unaudited)       8.91%      875     1.50%     1.79%      16.11%       0.03         7.29%         -4.00%

SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996       8.54%    4,459     1.75%     2.08%      14.16%       0.03        15.68%         -11.85%
For the six months ended
        June 30, 1997 (Unaudited)       8.84%   11,761     1.75%     2.13%      25.95%       0.03         3.07%          0.81%

Institutional Shares
For the period March 7, 1996*
        through December 31, 1996       8.23%      304     1.50%     2.31%      14.16%       0.03        19.10%         -15.29%
For the six months ended
        June 30, 1997 (Unaudited)       9.01%      903     1.50%     2.39%      25.95%       0.03         6.12%         -2.23%


 +     Annualized.
++     Not annualized.
 *     Commencement of operations.



                       See notes to financial statements

                                 TOMORROW FUNDS
                                ----------------
                                RETIREMENT TRUST


                         A Lifecycle Retirement Program
                    ---------------------------------------
                     ONE NEW YORK PLACE, NEW YORK, NY 10004
                                 (800) 223-3332






INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Harvey E. Sampson


OFFICERS

ROGER J. WEISS
  Chairman of the Board, President and Trustee

JAY C. NADEL
  Executive Vice President and Secretary

FRANCIS H. POWERS
  Executive Vice President and Treasurer

DANIEL CARDELL
  Vice President

JOSEPH J. REARDON
  Vice President

DANIEL S. VANDIVORT
  Vice President

JOSEPH PARASCONDOLA
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109




This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomor row Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.